   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 2000

                                                           FILE NOS.:  333-30765

                                                                        811-8283

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         POST-EFFECTIVE AMENDMENT NO. 5                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 6                              /X/
                              -------------------

                    MORGAN STANLEY DEAN WITTER FUND OF FUNDS

                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on November 30, 2000 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  PROSPECTUS - NOVEMBER 30, 2000


Morgan Stanley Dean Witter

                                                                   FUND OF FUNDS
                                  DOMESTIC PORTFOLIO AND INTERNATIONAL PORTFOLIO

                                 [COVER PHOTO]

                          A MUTUAL FUND THAT CONSISTS OF TWO SEPARATE PORTFOLIOS
                THE DOMESTIC PORTFOLIO SEEKS TO MAXIMIZE TOTAL INVESTMENT RETURN THE INTERNATIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                           Overview.....................                   1
                                   The Domestic Portfolio.......                   1
                                     Investment Objective.......                   1
                                     Principal Investment
                                     Strategies.................                   1
                                     Principal Risks............                  14
                                     Past Performance...........                  19
                                     Fees and Expenses..........                  20
                                     Additional Risk
                                     Information................                  23
                                   The International
                                   Portfolio....................                  25
                                     Investment Objective.......                  25
                                     Principal Investment
                                     Strategies.................                  25
                                     Principal Risks............                  28
                                     Past Performance...........                  32
                                     Fees and Expenses..........                  33
                                     Additional Risk
                                     Information................                  34
                                   Fund Management..............                  37

Shareholder Information            Pricing Portfolio Shares.....                  39
                                   How to Buy Shares............                  39
                                   How to Exchange Shares.......                  41
                                   How to Sell Shares...........                  43
                                   Distributions................                  44
                                   Tax Consequences.............                  45
                                   Share Class Arrangements.....                  46

Financial Highlights               .............................                  54

Our Family of Funds                .............................   Inside Back Cover

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                   ABOUT THE FUND.
                                   PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE
                                   REFERENCE.

[Sidebar]
TOTAL RETURN
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE AND PAY OUT INCOME.
[End Sidebar]

OVERVIEW

           Morgan Stanley Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified mutual fund that consists of two separate portfolios (each, a "Portfolio") --

               Domestic Portfolio
               International Portfolio


           Each Portfolio invests primarily in shares of other Morgan Stanley Dean Witter Funds (the "Underlying Funds"). Beginning on this page is a summary of each Portfolio.


THE DOMESTIC PORTFOLIO

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           The Domestic Portfolio seeks to maximize total investment return.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


           The Domestic Portfolio normally invests at least 65% of its assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad exposure to the U.S. equity and fixed-income markets. At any time the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the U.S. economy and financial markets, and the relative market valuations of the Underlying Funds. The Portfolio normally expects to invest between 50%-100% of its net assets in Underlying Funds which invest primarily in equity securities and between 0%-50% of its net assets in Underlying Funds which invest primarily in fixed-income securities. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

           THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS


           The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling (877) 937-MSDW (toll-free).

           ---------------------------------------------------------------------
           AGGRESSIVE EQUITY FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital growth.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other equity securities (which
                                                     may include convertible securities) of U.S. or
                                                     foreign companies that offer the potential for
                                                     superior earnings growth in the opinion of the
                                                     fund's Investment Manager. The Investment Manager
                                                     utilizes a process, known as sector rotation, that
                                                     emphasizes industry selection over individual
                                                     company selection. In addition, the fund may
                                                     invest in foreign securities, fixed-income
                                                     securities, and options and futures.


           ---------------------------------------------------------------------
           AMERICAN OPPORTUNITIES FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital growth consistent with an effort
                                                     to reduce volatility.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in a
                                                     diversified portfolio of common stocks. The fund's
                                                     Investment Manager invests in companies that it
                                                     believes have earnings growth potential. The
                                                     Investment Manager utilizes a process, known as
                                                     sector rotation, that emphasizes industry
                                                     selection over individual company selection. In
                                                     addition, the fund may invest in convertible debt
                                                     and preferred securities, fixed-income securities
                                                     such as U.S. government securities and investment
                                                     grade corporate debt securities, and foreign
                                                     securities.

           ---------------------------------------------------------------------
           CAPITAL GROWTH SECURITIES
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital growth.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks. The fund's Investment Manager
                                                     currently utilizes a two-stage computerized
                                                     screening process designed to find companies that
                                                     have demonstrated a history of consistent growth
                                                     in earnings and revenues over the past several
                                                     years, and that have solid future earnings growth
                                                     characteristics and attractive valuations. In
                                                     addition, the fund may invest in U.S. government
                                                     securities, investment grade fixed-income
                                                     securities, preferred securities, convertible
                                                     securities, real estate investment trusts known as
                                                     "REITs" and foreign securities.


           ---------------------------------------------------------------------
           COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital growth.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 80% of its in common
                                                     stock including depository receipts of companies
                                                     included in the "Best Ideas" subgroup of "Global
                                                     Investing: The Competitive Edge List," a research
                                                     compilation assembled by Morgan Stanley Dean
                                                     Witter Equity Research -- or such supplemental
                                                     companies as selected by the fund's Investment
                                                     Manager. This subgroup consists of approximately
                                                     40 companies (including foreign companies) that
                                                     Equity Research believes have a long-term
                                                     sustainable competitive advantage in the global
                                                     arena. In addition, the fund may at times purchase
                                                     securities that are not included on the
                                                     Competitive Edge "Best Ideas" List.


           ---------------------------------------------------------------------
           CONVERTIBLE SECURITIES TRUST
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    High total return through a combination of current
                                                     income and capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     convertible securities. The fund's convertible
                                                     securities may include lower rated fixed-income
                                                     securities commonly known as "junk bonds," and
                                                     "enhanced" and "synthetic" convertible securities.
                                                     In selecting fund investments, the fund's
                                                     Investment

                                                     Manager considers market, economic and political
                                                     conditions. In addition, the fund may invest in
                                                     common stocks directly, non-convertible fixed-
                                                     income securities and foreign securities.

           ---------------------------------------------------------------------
           DEVELOPING GROWTH SECURITIES TRUST
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital growth.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other equity securities of
                                                     companies that the fund's Investment Manager
                                                     believes have the potential to grow much more
                                                     rapidly than the economy. The fund will invest
                                                     primarily in smaller and medium-sized companies.
                                                     In addition, the fund may invest in fixed-income
                                                     securities issued or guaranteed by the United
                                                     States government, its agencies or
                                                     instrumentalities, investment grade debt
                                                     securities, and foreign securities.


           ---------------------------------------------------------------------
           DIVIDEND GROWTH SECURITIES INC.
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Reasonable current income and long-term growth of
                                                     income and capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 70% of its assets in
                                                     common stocks of companies with a record of paying
                                                     dividends and the potential for increasing
                                                     dividends. The fund's Investment Manager initially
                                                     employs a quantitative screening process in an
                                                     attempt to identify a number of common stocks
                                                     which are undervalued and which have a record of
                                                     paying dividends. The Investment Manager then
                                                     applies a qualitative analysis to determine which
                                                     stocks it believes have the potential to increase
                                                     dividends. In addition, the fund may invest in
                                                     fixed-income, convertible and foreign securities.


           ---------------------------------------------------------------------

           EQUITY FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Total return.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stock and other equity securities,
                                                     including depository receipts. The fund's
                                                     "Sub-Advisor," Miller Anderson & Sherrerd, LLP,
                                                     invests the fund's assets

                                                     by pursuing an investing strategy that combines
                                                     both value and growth styles. The Sub-Advisor's
                                                     investment process is designed to identify growing
                                                     companies whose stock in the Sub-Advisor's opinion
                                                     is attractively valued and has low but rising
                                                     expectations, and to diversify holdings across
                                                     market sectors. Individual securities are selected
                                                     based on, among other things, quantitative screens
                                                     and fundamental research by in-house industry
                                                     analysts. In addition, the fund may invest up to
                                                     25% of its assets in foreign securities.


           ---------------------------------------------------------------------
           FINANCIAL SERVICES TRUST
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in a
                                                     diversified portfolio of common stocks and other
                                                     equity securities of companies engaged in
                                                     financial services and related industries. The
                                                     fund's Investment Manager seeks to identify
                                                     companies which it believes show good appreciation
                                                     prospects and value. In addition, the fund may
                                                     invest in common stock and other equity securities
                                                     of companies not in the financial services or
                                                     related industries, fixed-income, convertible,
                                                     U.S. government and foreign securities.


           ---------------------------------------------------------------------
           GROWTH FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term growth of capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and convertible securities primarily
                                                     of companies having stock market values or
                                                     capitalizations of at least $1 billion. The fund's
                                                     "Sub-Advisor," Morgan Stanley Dean Witter
                                                     Investment Management Inc., invests the fund's
                                                     assets by pursuing an "equity growth" philosophy.
                                                     That strategy involves a process that seeks to
                                                     identify companies that exhibit strong or
                                                     accelerating earnings growth. In addition, the
                                                     fund may invest in foreign securities.

           ---------------------------------------------------------------------
           HEALTH SCIENCES TRUST
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks of health sciences companies that
                                                     are located throughout the world. In deciding
                                                     which securities to buy, hold or sell, the fund's
                                                     Investment Manager invests in companies based on
                                                     its view of business, economic and political
                                                     conditions. In addition, the fund may invest in
                                                     common stocks of non-health sciences companies,
                                                     preferred stock and investment grade fixed-income
                                                     securities.


           ---------------------------------------------------------------------
           HIGH YIELD SECURITIES INC.
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVES                   High current income and, secondarily, capital
                                                     appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     fixed-income securities (including zero coupon
                                                     securities) rated lower than investment grade,
                                                     commonly known as "junk bonds," or in non-rated
                                                     securities considered by the fund's Investment
                                                     Manager to be appropriate investments for the
                                                     fund. In deciding which securities to buy, hold or
                                                     sell, the Investment Manager considers an issuer's
                                                     creditworthiness, economic developments, interest
                                                     rate trends and other factors it deems relevant.
                                                     In addition, the fund may invest in securities
                                                     rated investment grade or higher (or, if not
                                                     rated, determined to be of comparable quality)
                                                     when the Investment Manager believes that such
                                                     securities may produce attractive yields.


           ---------------------------------------------------------------------
           INCOME BUILDER FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVES                   Reasonable income and, secondarily, growth of
                                                     capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     income-producing equity securities, including
                                                     common stock, preferred stock and convertible
                                                     securities. The fund's Investment Manager uses a
                                                     value-oriented style in the selection of
                                                     securities. In addition, the fund may

                                                     invest in fixed-income securities (which may
                                                     include U.S. government securities, junk bonds and
                                                     zero coupon securities), REITs and foreign
                                                     securities.

           ---------------------------------------------------------------------
           INFORMATION FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and investment grade convertible
                                                     securities of companies engaged in the
                                                     communications and information industry that are
                                                     located throughout the world. In addition, the
                                                     fund may invest in investment grade fixed-income
                                                     securities.


           ---------------------------------------------------------------------
           INTERMEDIATE INCOME SECURITIES
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    High current income consistent with safety of
                                                     principal.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     intermediate term, investment grade fixed-income
                                                     securities, including mortgage-backed and zero
                                                     coupon securities. These securities may include
                                                     corporate debt securities, preferred stocks, U.S.
                                                     government securities, and U.S. dollar-denominated
                                                     securities issued by foreign governments or
                                                     corporations. In deciding which securities to buy,
                                                     hold or sell, the fund's Investment Manager
                                                     considers domestic and international economic
                                                     developments, interest rate trends and other
                                                     factors. The fund will normally maintain an
                                                     average weighted maturity of between three to
                                                     seven years. In addition, the fund may invest in
                                                     fixed-income securities rated lower than
                                                     investment grade.


           ---------------------------------------------------------------------
           MARKET LEADER TRUST
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term growth of capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other equity securities (which
                                                     may include foreign or convertible securities) of
                                                     companies that the fund's Investment Manager
                                                     believes are established market leaders in growing

                                                     industries. The Investment Manager considers
                                                     companies to be "market leaders" if they are
                                                     nationally-known and have established a strong
                                                     reputation for quality management, products and
                                                     services in the United States and/or globally. In
                                                     addition, the fund may invest in equity securities
                                                     of other companies, corporate debt and U.S.
                                                     government securities.

           ---------------------------------------------------------------------

           MID-CAP EQUITY TRUST

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and convertible securities of
                                                     medium-sized companies with market capitalizations
                                                     within the capitalization range of companies
                                                     comprising the Standard & Poor's Mid-Cap
                                                     400 Index. The fund's "Sub-Advisor,"
                                                     TCW Investment Management Company, invests the
                                                     fund's assets in companies that it believes
                                                     exhibit superior earnings growth prospects and
                                                     attractive stock market valuations. In addition,
                                                     the fund may invest in equity securities of small
                                                     capitalization and large capitalization companies,
                                                     foreign securities and fixed-income securities.


           ---------------------------------------------------------------------
           NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital growth.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks of domestic and foreign companies
                                                     engaged in natural resource and related
                                                     businesses. In addition, the fund may invest in
                                                     common stocks of companies not in the natural
                                                     resource areas, investment grade corporate debt
                                                     securities and U.S. government securities.


           ---------------------------------------------------------------------

           NEXT GENERATION TRUST

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term growth of capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks of companies of any asset size which
                                                     manufacture products or provide services, or which
                                                     develop or assist in the development of products
                                                     and

                                                     services, which, in the opinion of the Investment
                                                     Manager, may be used by, or appeal to, children,
                                                     teenagers and/or young adults. In addition, up to
                                                     35% of the fund's net assets may be invested in
                                                     foreign securities.


           ---------------------------------------------------------------------

           REAL ESTATE FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    High current income and long-term capital
                                                     appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     income producing common stocks and other equity
                                                     securities (which may include convertible
                                                     securities) of companies that are principally
                                                     engaged in the U.S. real estate industry. In
                                                     addition, the fund may invest up to 25% of its
                                                     assets in foreign securities.


           ---------------------------------------------------------------------
           S&P 500 INDEX FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    To provide investment results that, before
                                                     expenses, correspond to the total return of the
                                                     Standard & Poor's-Registered Trademark- 500
                                                     Composite Stock Price Index.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 80% of its assets in
                                                     common stocks of companies included in the
                                                     S&P 500 Index. The Investment Manager "passively"
                                                     manages the fund's assets by investing in common
                                                     stocks in approximately the same proportion as
                                                     they are represented in the Index. In addition,
                                                     the fund may invest in stock index futures on the
                                                     S&P 500 Index and Standard & Poor's Depository
                                                     Receipts.


           ---------------------------------------------------------------------
           SHORT-TERM BOND FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    High current income consistent with the
                                                     preservation of capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     bonds issued or guaranteed as to principal and
                                                     interest by the U.S. government, its agencies or
                                                     instrumentalities (which may include
                                                     mortgage-backed and zero coupon securities), and
                                                     investment grade corporate and other types of
                                                     bonds. In selecting fund investments, the
                                                     Investment Manager considers both domestic and
                                                     international economic developments,

                                                     interest rate trends and other factors and seeks
                                                     to maintain an overall weighted average maturity
                                                     for the fund of three years or less. In addition,
                                                     the fund may invest in foreign, asset-backed and
                                                     restricted securities, and junk bonds.

           ---------------------------------------------------------------------

           S&P 500 SELECT FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Total return (before expenses) that exceeds the
                                                     total return of the Standard &
                                                     Poor's-Registered Trademark- 500 Composite Stock
                                                     Price Index.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 80% of its assets in
                                                     common stocks of selected companies included in
                                                     the Standard & Poor's-Registered Trademark- 500
                                                     Composite Stock Price Index. In addition to common
                                                     stocks, the fund may invest in stock index futures
                                                     on the S&P 500 and Standard & Poor's Depository
                                                     Receipts ("SPDRs").


           ---------------------------------------------------------------------

           SMALL CAP GROWTH FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in a
                                                     diversified portfolio of common stocks (including
                                                     depository receipts) and securities convertible
                                                     into common stocks of small companies with market
                                                     capitalizations, at the time of purchase, within
                                                     the capitalization range of securities comprising
                                                     the Standard & Poor's Small Cap 600 Index
                                                     (currently approximately $37 million to
                                                     $6 billion as of April 19, 2000). The fund's
                                                     "Sub-Advisor," TCW Investment Management Company,
                                                     invests in companies that it believes exhibit
                                                     superior earnings growth potential and attractive
                                                     stock market valuations. In addition, the fund
                                                     also may invest up to 35% of its net assets in
                                                     equity securities of medium-sized or large
                                                     companies, and up to 25% of its net assets in
                                                     foreign equity securities. The fund also may
                                                     invest in options and futures.

           ---------------------------------------------------------------------
           SPECIAL VALUE FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks of small capitalization companies
                                                     (generally between $100 million and $1.5 billion)
                                                     that the fund's Investment Manager believes are
                                                     undervalued relative to the marketplace or similar
                                                     companies. In addition, the fund may invest in
                                                     common stocks of companies which have medium or
                                                     large market capitalizations, convertible and
                                                     non-convertible fixed-income securities, and
                                                     foreign securities (including depository
                                                     receipts).


           ---------------------------------------------------------------------

           TOTAL MARKET INDEX FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Investment results that, before expenses,
                                                     correspond to the total return of the U.S. stock
                                                     market as measured by the Wilshire 5000 Total
                                                     Market Index.

             PRINCIPAL INVESTMENT STRATEGY           The fund will normally invest at least 80% of its
                                                     assets in stocks included in the Wilshire 5000
                                                     Total Market Index. Statistical sampling is used
                                                     in an attempt to recreate the Index in terms of
                                                     industry, size, dividend yield and other
                                                     characteristics. In addition, the fund may invest
                                                     in options and futures contracts and may make
                                                     temporary investments in money market instruments
                                                     to manage cash flows into and out of the fund.


           ---------------------------------------------------------------------

           TOTAL RETURN TRUST

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    High total return from capital growth and income.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and convertible securities of
                                                     domestic and foreign companies. In selecting
                                                     investments to buy, hold or sell, the fund's
                                                     "Sub-Advisor," TCW Investment Management Company,
                                                     typically uses a "top-down" investment process
                                                     that considers the overall economic outlook, the
                                                     development of industry/sector preferences, and,
                                                     lastly, specific stock selections. Generally, at
                                                     least 85% of the fund's assets will be invested in
                                                     companies that have a market capitalization of at
                                                     least $1 billion, and the
                                                     Sub-Advisor anticipates that such companies may
                                                     pay

                                                     dividend or interest income. Up to 5% of the
                                                     fund's convertible securities investments may be
                                                     rated below investment grade. In addition, the
                                                     fund's investments may include fixed-income
                                                     securities.


           ---------------------------------------------------------------------

           21st CENTURY TREND FUND

           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks of companies of any asset size that,
                                                     in the opinion of the Investment Manager, are
                                                     expected to benefit from the development of a
                                                     modern worldwide economy which will be driven by
                                                     changing economic, demographic and social trends
                                                     in the new millennium. The fund's investments will
                                                     include companies in a broad range of enterprises
                                                     which are expected to experience growth that may
                                                     be generated by contemporary spending habits, the
                                                     information age explosion, technological advances
                                                     and a sizeable aging population. In seeking to
                                                     identify companies which may be potential
                                                     beneficiaries of such trends, the Investment
                                                     Manager will examine various worldwide changing
                                                     social attitudes, legislative actions,
                                                     demographics and economic factors to determine
                                                     underlying movements that shape the marketplace.
                                                     The Investment Manager will utilize fundamental
                                                     research to focus on industries and companies
                                                     that, as a result of these trends, are believed to
                                                     demonstrate potential for above-average long-term
                                                     growth in revenue and earnings.

                                                     In addition, up to 35% of the fund's net assets
                                                     may be invested in foreign securities, including
                                                     emerging market securities.


           ---------------------------------------------------------------------
           U.S. GOVERNMENT SECURITIES TRUST
           ---------------------------------------------------------------------

             INVESTMENT OBJECTIVE                    High current income consistent with safety of
                                                     principal.

             PRINCIPAL INVESTMENT STRATEGY           Invests all of its assets in U.S. government
                                                     securities (which may include mortgage-backed or
                                                     zero coupon securities). In making investment
                                                     decisions, the fund's Investment Manager considers
                                                     economic

                                                     developments, interest rate trends and other
                                                     factors. The fund is not limited as to the
                                                     maturities of the U.S. government securities in
                                                     which it may invest.

           ---------------------------------------------------------------------
           UTILITIES FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital appreciation and current income.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stock, other equity and investment grade
                                                     fixed-income securities of companies that are
                                                     engaged in the utilities industry. The fund's
                                                     Investment Manager will shift the fund's assets
                                                     between different types of utilities and between
                                                     equity and fixed-income securities, based on
                                                     prevailing market, economic and financial
                                                     conditions. In addition, the fund may invest in
                                                     foreign securities.


           ---------------------------------------------------------------------
           VALUE FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Total return.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stock and other equity securities that the
                                                     fund's "Sub-Advisor," Miller Anderson &
                                                     Sherrerd, LLP, believes are undervalued based
                                                     primarily on price/earnings ratios, as well as
                                                     price/book ratios and various other value
                                                     measures. In addition, the fund may invest in
                                                     foreign, convertible and fixed-income securities.


           ---------------------------------------------------------------------
           VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
           ---------------------------------------------------------------------

             INVESTMENT OBJECTIVE                    High total return through capital appreciation and
                                                     current income.

             PRINCIPAL INVESTMENT STRATEGY           Invests in a diversified portfolio of common
                                                     stocks represented in the Standard &
                                                     Poor's-Registered Trademark- 500 Composite Stock
                                                     Price Index. The fund generally invests in each
                                                     stock included in the S&P 500 in equal proportion.
                                                     In addition, the fund may purchase and sell stock
                                                     index futures to simulate investment in the S&P
                                                     500.

           In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

           DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

           PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.


           The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating Portfolio assets among the Underlying Funds the Investment Manager may consider the impact of the allocation decision on the Underlying Funds.

           Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling
           (877) 937-MSDW (toll-free).


           COMMON STOCKS. A principal risk of investing in certain Underlying Funds is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.



           SMALL AND MEDIUM COMPANIES. Certain Underlying Funds may invest in stocks of small and medium-sized companies which include emerging growth companies.

           Investing in securities of these companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies may have limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. Additionally, the stocks of these companies may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may also have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.



           FOREIGN SECURITIES. Certain Underlying Funds invest in foreign securities which involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.



           Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgement against the issuers of the securities.



           Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.


           FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

           Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially. The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.



                HOW INTEREST RATES AFFECT BOND PRICES
                                                                                 PRICE PER $1,000 OF A BOND IF INTEREST RATES:
                                                                               --------------------------------------------------
                                                                                      INCREASE                    DECREASE
                -----------------------------------------------------------------------------------------------------------------
                                                                               ----------------------      ----------------------
                BOND MATURITY                                     COUPON          1%            2%            1%            2%
                -----------------------------------------------------------------------------------------------------------------
                 1 year                                            N/A         $  1,000      $  1,000      $  1,000      $  1,000
                -----------------------------------------------------------------------------------------------------------------
                 5 years                                          5.875%       $    951      $    920      $  1,018      $  1,054
                -----------------------------------------------------------------------------------------------------------------
                 10 years                                         6.00%        $    910      $    853      $  1,038      $  1,110
                -----------------------------------------------------------------------------------------------------------------
                 30 years                                         6.125%       $    841      $    748      $  1,093      $  1,264
                -----------------------------------------------------------------------------------------------------------------



           Coupons reflect yields on Treasury securities as of December 31, 1999. The table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.


           CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

           With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

           There are also special risks associated with Convertible Securities Trust's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

           JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

           MORTGAGE-BACKED SECURITIES. Certain Underlying Funds may invest in mortgage-backed securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Underlying Fund to invest the proceeds at generally lower interest rates.

           Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager and/or Sub-Advisor, could reduce an Underlying Fund's yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

           CONCENTRATION POLICY. Unlike most industry diversified mutual funds, certain Underlying Funds are subject to risks associated with concentrating their assets in a particular industry. These Underlying Funds' portfolios may decline in value due to developments specific to the industry in which the Underlying Funds concentrate their assets. As a result, these Underlying Funds may be more volatile than mutual funds that do not similarly concentrate their investments.

           OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying

           Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in options and futures, REITs, SPDRs and asset-backed securities. For more information about these risks, see the "Additional Risk Information" section.

           In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

           NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

           The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

           Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[SIDEBAR]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS B SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 2 CALENDAR YEARS.


AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS WITH THOSE OF BROAD MEASURES OF MARKET PERFORMANCE OVER TIME. THE PORTFOLIO'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Domestic Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS - CALENDAR YEARS


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998 11.21%
99   19.70%


The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, the return would be less than shown. Year-to-date total return as of September 30, 2000 was 6.14%.



             During the periods shown in the bar chart, the highest return for a calendar quarter was 16.39% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -11.45% (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
---------------------------------------------------------------------------------
                                                                LIFE OF PORTFOLIO
                                                 PAST 1 YEAR    (SINCE 11/25/97)
---------------------------------------------------------------------------------
 Class A                                           14.30%            13.42%
---------------------------------------------------------------------------------
 Class B                                           14.70%            14.31%
---------------------------------------------------------------------------------
 Class C                                           19.17%            15.78%
---------------------------------------------------------------------------------
 Class D                                           20.88%            16.64%
---------------------------------------------------------------------------------
 S&P 500 Index(1)                                  21.04%            24.86%
---------------------------------------------------------------------------------
 Lehman Brothers U.S. Government/Credit
   Index(2)                                        -2.15%            3.90%
---------------------------------------------------------------------------------



(1)                     The Standard and Poor's 500 Index (S&P 500
                        -Registered Trademark-) is a broad-based index, the
                        performance of which is based on the perfomance of 500
                        widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not
                        include any expenses, fees or charges. The Index is
                        unmanaged and should not be considered an investment.
(2)                     The Lehman Brothers U.S. Government/Credit Index (formerly
                        Lehman Brothers Government/Corporate Index) tracks the
                        performance of government and corporate obligations,
                        including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL PORTFOLIO
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Domestic Portfolio. The Portfolio offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                             CLASS A     CLASS B     CLASS C     CLASS D
---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                5.25%(1)   None        None         None
---------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the
 offering price or net asset value at
 redemption)                                                 None(2)      5.00%(3)    1.00%(4)    None
---------------------------------------------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------
 Management fee                                              None        None        None         None
---------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.24%       1.00%       1.00%        None
---------------------------------------------------------------------------------------------------------
 Other expenses(5)                                           0.43%       0.43%       0.43%       0.43%
---------------------------------------------------------------------------------------------------------
 Total annual Portfolio operating expenses(5)                0.67%       1.43%       1.43%       0.43%
---------------------------------------------------------------------------------------------------------



(1)                     Reduced for purchases of $25,000 and over.
(2)                     Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                        your shares within one year after purchase, except for
                        certain specific circumstances.
(3)                     The CDSC is scaled down to 1.00% during the sixth year,
                        reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
(4)                     Only applicable if you sell your shares within one year
                        after purchase.
(5)                     The Investment Manager has agreed to assume all operating
                        expenses (except for brokerage and 12b-1 fees) for the
                        Portfolio and has agreed to extend such expense assumption through December 31, 2001. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                        2000, the actual "Other Expenses" amounted to 0.00% for each
                        Class of the Portfolio and "Total Fund Operating Expenses"
                        amounted to 0.24%, 1.00%, 1.00% and 0.00% for Class A, B, C and D respectively of the Portfolio.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.


           The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.



                                                 IF YOU SOLD YOUR SHARES:                     IF YOU HELD YOUR SHARES:
                                         -----------------------------------------    -----------------------------------------
                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS A                   $590       $728      $  879     $1,316       $590       $728      $  879     $1,316
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS B                   $646       $752      $  982     $1,713       $146       $452      $  782     $1,713
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS C                   $246       $452      $  782     $1,713       $146       $452      $  782     $1,713
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS D                   $ 44       $138      $  241     $  542       $ 44       $138      $  241     $  542
                ------------------------------------------------------------------    -----------------------------------------


           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

           UNDERLYING FUND EXPENSES
           The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).


                                                                             MANAGEMENT      OTHER       TOTAL
                                                                                FEES        EXPENSES    EXPENSES
                ------------------------------------------------------------------------------------------------
                 Aggressive Equity Fund                                         0.75%        0.18%       0.93%
                ------------------------------------------------------------------------------------------------
                 American Opportunities Fund                                    0.46%        0.13%       0.59%
                ------------------------------------------------------------------------------------------------
                 Capital Growth Securities                                      0.64%        0.22%       0.86%
                ------------------------------------------------------------------------------------------------
                 Competitive Edge Fund -- "Best Ideas" Portfolio                0.64%        0.19%       0.83%
                ------------------------------------------------------------------------------------------------
                 Convertible Securities Trust                                   0.60%        0.20%       0.80%
                ------------------------------------------------------------------------------------------------
                 Developing Growth Securities Trust                             0.49%        0.12%       0.61%
                ------------------------------------------------------------------------------------------------
                 Dividend Growth Securities                                     0.35%        0.08%       0.43%
                ------------------------------------------------------------------------------------------------
                 Equity Fund                                                    0.85%        0.19%       1.04%
                ------------------------------------------------------------------------------------------------
                 Financial Services Trust                                       0.75%        0.21%       0.96%
                ------------------------------------------------------------------------------------------------
                 Growth Fund                                                    0.79%        0.10%       0.89%
                ------------------------------------------------------------------------------------------------
                 Health Sciences Trust                                          1.00%        0.20%       1.20%
                ------------------------------------------------------------------------------------------------
                 High Yield Securities                                          0.39%        0.11%       0.50%
                ------------------------------------------------------------------------------------------------
                 Income Builder Fund                                            0.75%        0.22%       0.97%
                ------------------------------------------------------------------------------------------------
                 Information Fund                                               0.73%        0.16%       0.89%
                ------------------------------------------------------------------------------------------------
                 Intermediate Income Securities                                 0.60%        0.32%       0.92%
                ------------------------------------------------------------------------------------------------
                 Market Leader Trust                                            0.75%        0.18%       0.93%
                ------------------------------------------------------------------------------------------------
                 Mid-Cap Equity Trust                                           0.75%        0.18%       0.93%
                ------------------------------------------------------------------------------------------------
                 Natural Resource Development Securities                        0.62%        0.27%       0.89%
                ------------------------------------------------------------------------------------------------
                 Next Generation Trust                                          0.75%        0.70%       1.45%
                ------------------------------------------------------------------------------------------------
                 Real Estate Fund                                               1.00%        0.56%       1.56%
                ------------------------------------------------------------------------------------------------
                 S&P 500 Index Fund                                             0.38%        0.12%       0.50%
                ------------------------------------------------------------------------------------------------
                 S&P 500 Select Fund                                            0.60%        0.37%       0.97%
                ------------------------------------------------------------------------------------------------
                 Short-Term Bond Fund                                           0.70%        0.20%       0.90%
                ------------------------------------------------------------------------------------------------
                 Small Cap Growth Fund                                          1.00%        0.18%       1.18%
                ------------------------------------------------------------------------------------------------
                 Special Value Fund                                             0.75%        0.25%       1.00%
                ------------------------------------------------------------------------------------------------
                 Total Market Index Fund                                        0.25%        0.25%       0.50%
                ------------------------------------------------------------------------------------------------
                 Total Return Trust                                             0.75%        0.18%       0.93%
                ------------------------------------------------------------------------------------------------
                 21st Century Trend Fund                                        0.75%        0.29%       1.04%
                ------------------------------------------------------------------------------------------------
                 U.S. Government Securities Trust                               0.44%        0.10%       0.54%
                ------------------------------------------------------------------------------------------------
                 Utilities Fund                                                 0.54%        0.11%       0.65%
                ------------------------------------------------------------------------------------------------
                 Value Fund                                                     1.00%        0.34%       1.34%
                ------------------------------------------------------------------------------------------------
                 Value-Added Market Series -- Equity Portfolio                  0.46%        0.13%       0.59%
                ------------------------------------------------------------------------------------------------

[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

           This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

           OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including stock index futures or options on stock indexes or on stock index futures), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets are inaccurate, the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indexes being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

           REITS. Real estate investment trusts, known as "REITs," pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, the Underlying Fund would absorb duplicate levels of fees when it invests in REITs. The performance of any REIT holdings ultimately depends on the types of real property in which the REIT invests and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

           SPDRS. S&P 500 Index Fund may invest in Standard & Poor's Depository Receipts, securities referred to as SPDRs (known as "Spiders"), that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock and have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Underlying Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

           ASSET-BACKED SECURITIES. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments.

           Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

[Sidebar]
CAPITAL APPRECIATION
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE RATHER THAN PAY OUT INCOME.
[End Sidebar]

THE INTERNATIONAL PORTFOLIO

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           The International Portfolio seeks long-term capital appreciation.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


           The International Portfolio normally invests at least 65% of its assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad international exposure. At any time the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the various economies and financial markets worldwide, and the relative market valuations of the Underlying Funds. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.


           THE UNDERLYING MORGAN STANLEY DEAN WITTER FUNDS

           The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling (877) 937-MSDW (toll-free).

           ---------------------------------------------------------------------
           EUROPEAN GROWTH FUND INC.
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     securities of issuers located in European
                                                     countries. The principal countries in which the
                                                     fund invests are France, the United Kingdom,
                                                     Germany, the Netherlands, Spain, Sweden,
                                                     Switzerland and Italy. The fund generally invests
                                                     in equity securities but may also invest without
                                                     limitation in fixed-income securities issued or
                                                     guaranteed by European governments. The fund's
                                                     Investment Manager and/or "Sub-Advisor," Morgan
                                                     Stanley Dean Witter Investment Management Inc.,
                                                     generally invest fund assets in companies they
                                                     believe have a high rate of earnings growth
                                                     potential. In addition, the fund may invest in
                                                     equity securities of non-European issuers,

                                                     government and convertible securities issued by
                                                     non-European governmental or private issuers,
                                                     forward currency contracts, options on currencies
                                                     and warrants.

           ---------------------------------------------------------------------
           INTERNATIONAL SMALLCAP FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term growth of capital.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other equity securities of small
                                                     capitalization companies located outside the
                                                     United States. The fund may invest more than 25%
                                                     of its assets in securities of companies located
                                                     in each of the United Kingdom and Japan. The
                                                     fund's "Sub-Advisor," Morgan Stanley Dean Witter
                                                     Investment Management Inc., seeks securities of
                                                     companies with long-term growth prospects,
                                                     attractive valuation comparisons and adequate
                                                     market liquidity. In addition, the fund may invest
                                                     in equity securities of companies which have
                                                     medium or large market capitalizations,
                                                     fixed-income securities issued or guaranteed by
                                                     foreign governments, lower-rated convertible
                                                     securities and forward currency contracts.


           ---------------------------------------------------------------------
           JAPAN FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common or preferred stocks of companies which are
                                                     located in Japan. The fund's "Sub-Advisor," Morgan
                                                     Stanley Dean Witter Investment Management Inc.,
                                                     generally invests fund assets in companies it
                                                     believes have earnings growth potential and are
                                                     attractively priced. The fund also may invest in
                                                     convertible securities and fixed-income securities
                                                     of companies located in Japan or guaranteed by the
                                                     Japanese government, and in equity or fixed-income
                                                     securities of companies located in, or governments
                                                     of, developed countries in Asia, Europe or North
                                                     America (including the U.S.). In addition, the
                                                     fund may invest in forward currency contracts and
                                                     options on foreign currencies.

           ---------------------------------------------------------------------
           LATIN AMERICAN GROWTH FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Long-term capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other equity securities of Latin
                                                     American companies. In determining which
                                                     securities to buy, hold or sell, the fund's
                                                     "Sub-Advisor," TCW Investment Management Company,
                                                     selects securities based on its view of their
                                                     potential for capital appreciation. The fund will
                                                     normally invest in at least three Latin American
                                                     countries. In addition, the fund may invest in
                                                     Latin American convertible and debt securities
                                                     (including junk bonds), other investment
                                                     companies, options and futures, and forward
                                                     currency contracts.


           ---------------------------------------------------------------------
           PACIFIC GROWTH FUND
           ---------------------------------------------------------------------


             INVESTMENT OBJECTIVE                    Capital appreciation.

             PRINCIPAL INVESTMENT STRATEGY           Normally invests at least 65% of its assets in
                                                     common stocks and other securities of companies
                                                     which have a principal place of business in, or
                                                     which derive a majority of their revenues from
                                                     business in, Asia, Australia and New Zealand. The
                                                     principal Asian countries include: Japan,
                                                     Malaysia, Singapore, Hong Kong, Thailand, the
                                                     Philippines, India, Indonesia, Taiwan and South
                                                     Korea. The fund may invest more than 25% of its
                                                     net assets in each of Japan, Hong Kong, Malaysia,
                                                     South Korea and/or Taiwan. The fund's Investment
                                                     Manager and/or "Sub-Advisor," Morgan Stanley Dean
                                                     Witter Investment Management Inc., generally
                                                     invest fund assets in companies they believe have
                                                     a high rate of earnings growth potential. In
                                                     addition, the fund may invest in securities of
                                                     other investment companies, forward currency
                                                     contracts, and options and futures.


           In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

           DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

           PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The portfolio turnover rate is not expected to exceed 300% annually under normal circumstances. A high turnover rate, such as 300%, may increase the Portfolio's capital gains, which are passed along to shareholders of the Portfolio as distributions. This, in turn, may increase your tax liability as a shareholder of the Portfolio. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges.


           The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating Portfolio assets among the Underlying Funds the Investment Manager may consider the impact of the allocation decision on the Underlying Funds.

           Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling
           (877) 937-MSDW (toll-free).

           FOREIGN SECURITIES. A principal risk of investing in each of the Underlying Funds is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


           The Underlying Funds' investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, the Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.


           Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of the Underlying Fund's portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.



           Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets. Delays in purchasing securities may result in the Underlying Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Underlying Fund due to subsequent declines in the value of the securities.


           Certain Underlying Funds may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

           Certain Underlying Funds may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the fund's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some of the companies in which the fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

           LATIN AMERICAN SECURITIES. Latin American Growth Fund concentrates its investments in the common stock of Latin American companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in Latin America may have profound effects upon the value of the fund's portfolio. In the event of expropriation, nationalization or other complications, the fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the fund to invest in particular segments of the local economies.

           The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of securities, especially in these markets.

           In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. There is also a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

           Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

           Latin American securities are also subject to the more general risks associated with foreign securities which are discussed above.

           JAPANESE SECURITIES. Japan Fund concentrates its investments in the common stock (including depository receipts) of Japanese companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the fund's shares may vary widely in response to political and economic factors affecting companies in Japan. Securities in Japan are denominated and quoted in yen. As a result, the value of the fund's Japanese securities, as measured in U.S. dollars, may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. In addition, Japanese securities that are not traded on the first sections of the three main Japanese exchanges may be more volatile and less liquid than those traded on the first sections. The decline in the Japanese markets since 1989 has contributed to a weakness in the Japanese economy. Continued economic weakness could result in further declines in the Japanese securities markets. Japan's economy may be significantly affected by any strains in its trade relations, particularly with the U.S.

           Japanese securities are also subject to the more general risks associated with foreign securities which are discussed above.

           PACIFIC BASIN SECURITIES. Pacific Growth Fund concentrates its investments in the common stock of companies located in Asia, Australia and New Zealand. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in the Pacific Basin region of the world may have profound effects upon the value of the fund's portfolio.

           OTHER RISKS. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in fixed-income securities, convertible securities, junk bonds, securities of other investment companies, options and futures, and forward currency contracts. For more information about these risks, see the "Additional Risk Information" section.

           In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

           NON-DIVERSIFIED STATUS. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

           The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

           Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[SIDEBAR]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE PORTFOLIO'S CLASS B SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 2 CALENDAR YEARS.


AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE PORTFOLIO'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the International Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS - CALENDAR YEARS


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998 7.92%
99   40.18%


The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of September 30, 2000 was -11.10%.



             During the periods shown in the bar chart, the highest return for a calendar quarter was 18.64% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -11.38% (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
---------------------------------------------------------------------------------
                                                                LIFE OF PORTFOLIO
                                                 PAST 1 YEAR    (SINCE 11/25/97)
---------------------------------------------------------------------------------
 Class A                                           33.63%            19.22%
---------------------------------------------------------------------------------
 Class B                                           35.18%            20.32%
---------------------------------------------------------------------------------
 Class C                                           39.68%            21.69%
---------------------------------------------------------------------------------
 Class D                                           41.53%            22.64%
---------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE
 Index(1)                                          26.96%            23.43%
---------------------------------------------------------------------------------



1                       The Morgan Stanley Capital International (MSCI) EAFE Index
                        measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The
                        performance of the Index is listed in U.S. dollars and
                        assumes reinvestment of net dividends. "Net dividends"
                        reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries
                        represented in the Index. The Index does not include any
                        expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL PORTFOLIO


OPERATING EXPENSES


THESE EXPENSES ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND


ARE BASED ON EXPENSES PAID


FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the International Portfolio. The Portfolio offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                             CLASS A     CLASS B     CLASS C     CLASS D
---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                5.25%(1)    None        None         None
---------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the
 offering price or net asset value at
 redemption)                                                 None(2)      5.00%(3)    1.00%(4)     None
---------------------------------------------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------
 Management fee                                               None        None        None         None
---------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.24%       1.00%       1.00%        None
---------------------------------------------------------------------------------------------------------
 Other expenses(5)                                            0.36%       0.36%       0.36%        0.36%
---------------------------------------------------------------------------------------------------------
 Total annual Portfolio operating expenses(5)                 0.60%       1.36%       1.36%        0.36%
---------------------------------------------------------------------------------------------------------



1                       Reduced for purchases of $25,000 and over.
2                       Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell
                        your shares within one year after purchase, except for
                        certain specific circumstances.
3                       The CDSC is scaled down to 1.00% during the sixth year,
                        reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4                       Only applicable if you sell your shares within one year
                        after purchase.
5                       The Investment Manager has agreed to assume all operating
                        expenses (except for brokerage and 12b-1 fees) for the
                        Portfolio and has agreed to extend such expense assumption through December 31, 2001. As a result of such assumption of other expenses, for the fiscal period ended September 30,
                        2000, the actual "Other Expenses" amounted to 0.00% for each
                        Class of the Portfolio and "Total Fund Operating Expenses"
                        amounted to 0.24%, 1.00%, 1.00% and 0.00% for Class A, B, C and D respectively of the Portfolio.


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.


           The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


                                                 IF YOU SOLD YOUR SHARES:                     IF YOU HELD YOUR SHARES:
                                         -----------------------------------------    -----------------------------------------
                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS A                   $583       $707       $842      $1,236       $583       $707       $842      $1,236
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS B                   $638       $731       $945      $1,635       $138       $431       $745      $1,635
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS C                   $238       $431       $745      $1,635       $138       $431       $745      $1,635
                ------------------------------------------------------------------    -----------------------------------------
                 CLASS D                   $ 37       $116       $202      $  456       $ 37       $116       $202      $  456
                ------------------------------------------------------------------    -----------------------------------------


           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

           UNDERLYING FUND EXPENSES


           The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).



                                                                             MANAGEMENT      OTHER       TOTAL
                                                                                FEES        EXPENSES    EXPENSES
                ------------------------------------------------------------------------------------------------
                 European Growth Fund                                           0.91%        0.22%       1.13%
                ------------------------------------------------------------------------------------------------
                 International SmallCap Fund                                    1.15%        0.71%       1.86%
                ------------------------------------------------------------------------------------------------
                 Japan Fund                                                     0.95%        0.38%       1.33%
                ------------------------------------------------------------------------------------------------
                 Latin American Growth Fund                                     1.25%        0.81%       2.06%
                ------------------------------------------------------------------------------------------------
                 Pacific Growth Fund                                            0.95%        0.61%       1.56%
                ------------------------------------------------------------------------------------------------


[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

           FIXED-INCOME SECURITIES. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

           Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)


           CONVERTIBLE SECURITIES. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

           With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

           JUNK BONDS. Certain Underlying Funds may invest in junk bonds, i.e., fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

           LATIN AMERICAN SOVEREIGN DEBT SECURITIES. Latin American Growth Fund's investments in Latin American sovereign debt are subject to unique credit risks. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared a moratorium on the payment of principal and/or interest on external debt. The governmental entities that control the repayment also may not be willing or able to repay the principal and/or interest on the debt when it becomes due. Latin American governments may default on their sovereign debt, which may require holders of that debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected. These risks could have a severely negative impact on the fund's sovereign debt holdings and cause the value of the fund's shares to decline drastically.

           INVESTMENT COMPANIES. Any Underlying Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Underlying Fund also would be exposed to the risk of investing in common stocks. In addition to the Underlying Fund's fees and expenses, the Underlying Fund would bear its share of the investment company's fees and expenses.

           OPTIONS AND FUTURES. If an Underlying Fund invests in options and/or futures (including options on currencies), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. The Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets may be inaccurate, and the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.


           FORWARD CURRENCY CONTRACTS. An Underlying Fund's participation in forward currency contracts also involves risks. If the Investment Manager and/or Sub-Advisor employ a strategy that does not correlate well with the Underlying Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Underlying Fund's volatility and may involve a significant risk.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $155 BILLION IN ASSETS UNDER MANAGEMENT AS OF OCTOBER 31, 2000.

[End Sidebar]

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------

           Each Portfolio has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager also serves as the Investment Manager to each of the Underlying Funds described above. In addition, with respect to certain Underlying Funds, the Investment Manager has retained a Sub-Advisor to invest Underlying Fund assets. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") serves as Sub-Advisor to the following Underlying Funds: Growth Fund, European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund and Real Estate Fund. TCW Investment Management Company ("TCW") serves as Sub-Advisor to Latin American Growth Fund, Mid-Cap Equity Trust, Small Cap Growth Fund and Total Return Trust. Miller Anderson & Sherrerd, LLP ("MAS") serves as Sub-Advisor to Equity Fund and Value Fund. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.



           MSDW Investment Management manages more than $95 billion, as of October 31, 2000, primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSDW Investment Management also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.



           TCW is a wholly-owned subsidiary of TCW Group, Inc., whose direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services. TCW's main business office is located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. As of August 31, 2000, TCW Investment Management Company and its affiliates had approximately $80 billion under management or committed to management.



           MAS manages assets of approximately $80 billion, as of October 31, 2000, for investment companies, employee benefit plans, endowments, foundations and other institutional investors. MAS is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at One Tower Bridge, West Conshohocken, PA 19428.



           Joseph McAlinden, Executive Vice President and Chief Investment Officer (since April 1996) of the Investment Manager, has been the primary portfolio manager of the Domestic Portfolio and the International Portfolio since the Fund's inception in

           November 1997. Mr. McAlinden was formerly a Senior Vice President with the Investment Manager (June 1995 - April 1996) and prior thereto was a Managing Director of Dillon Read.

           The Investment Manager does not receive a management fee from either Portfolio or the Fund for the services and facilities furnished to the Portfolio or the Fund. However, each Portfolio, through its investments in the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses that are borne by Class D shareholders of the Underlying Funds. Each Underlying Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Underlying Fund, and for expenses assumed by the Investment Manager. The management fees paid by each Underlying Fund for its most recent fiscal year are set forth in the "Fees and Expenses" section for each of the Domestic Portfolio and the International Portfolio.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW
(TOLL- FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT: www.msdwadvice.com/funds

[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
           The price of each Portfolio's shares (excluding sales charges), called "net asset value," is based on the value of the Portfolio's securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

           The net asset value per share of each Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


           The assets of each Portfolio consist primarily of the Underlying Funds, which are valued at their respective net asset values. The net asset value of each Underlying Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Underlying Fund's Board of Trustees. In these cases, an Underlying Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to Underlying Funds holding securities that are primarily listed on foreign exchanges, the value of the Underlying Fund's securities may change on days when you will not be able to purchase or sell your shares. The Portfolio's other securities are valued in the same manner as the Underlying Funds' securities.


           A Portfolio's short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

           Because every investor has different immediate financial needs and long-term investment goals, each Portfolio offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can

[Sidebar]
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

           When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Portfolio shares.

                                     MINIMUM INVESTMENT AMOUNTS
                                     ------------------------------------------------------------------------------
                                                                                             MINIMUM INVESTMENT
                                                                                         --------------------------
                                     INVESTMENT OPTIONS                                  INITIAL         ADDITIONAL
                                     ------------------------------------------------------------------------------
                                      Regular Accounts                                   $1,000            $100
                                     ------------------------------------------------------------------------------
                                      Individual Retirement
                                      Accounts:               Regular IRAs               $1,000            $100
                                                              Education IRAs             $  500            $100
                                     ------------------------------------------------------------------------------
                                      EASYINVEST-SM-
                                      (Automatically from
                                      your checking or
                                      savings account or
                                      Money Market Fund)                                 $ 100*            $100*
                                     ------------------------------------------------------------------------------

                                     *                       Provided your schedule of investments totals $1,000 in
                                                             twelve months.


           There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in
           Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or
           (4) employer-sponsored employee benefit plan accounts.


           INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER
           INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

           SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Portfolio. To buy additional shares in this manner:

           - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the name of the Portfolio, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           - Make out a check for the total amount payable to: Morgan Stanley Dean Witter Fund of Funds--Domestic Portfolio or Morgan Stanley Dean Witter Fund of Funds--International Portfolio.

           - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

           PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of a Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.



           Exchanges may be made after shares of a Portfolio acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
           (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

           The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

           MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


           TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of a Portfolio for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of a Portfolio is considered a sale of Portfolio shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


           You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


           LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


           CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


                OPTIONS                 PROCEDURES
                ------------------------------------------------------------------------------------
                 Contact your           To sell your shares, simply call your Morgan Stanley Dean
                 Financial Advisor      Witter Financial Advisor or other authorized financial
                                        representative.
                                        ------------------------------------------------------------
                 [ICON]                 Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                ------------------------------------------------------------------------------------

                OPTIONS                 PROCEDURES
                ------------------------------------------------------------------------------------
                 By Letter              You can also sell your shares by writing a "letter of
                                        instruction" that includes:
                 [ICON]                 - your account number;
                                        - the dollar amount or the number of shares you wish to
                                          sell;
                                        - the name of the Portfolio;
                                        - the Class of shares you wish to sell; and
                                        - the signature of each owner as it appears on the account.
                                        ------------------------------------------------------------
                                        If you are requesting payment to anyone other than the
                                        registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                        pre-designated bank account, you will need a signature
                                        guarantee. You can obtain a signature guarantee from an
                                        eligible guarantor acceptable to Morgan Stanley Dean Witter
                                        Trust FSB. (You should contact Morgan Stanley Dean Witter
                                        Trust FSB at (800) 869-NEWS for a determination as to
                                        whether a particular institution is an eligible guarantor.)
                                        A notary public CANNOT provide a signature guarantee.
                                        Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                        ------------------------------------------------------------
                                        Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                        P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                        certificates, you must return the certificates, along with the letter and any required additional documentation.
                                        ------------------------------------------------------------
                                        A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                        instructions.
                ------------------------------------------------------------------------------------
                 Systematic             If your investment in all of the Morgan Stanley Dean Witter
                 Withdrawal Plan        Family of Funds has a total market value of at least
                 [ICON]                 $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                        semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                                        ------------------------------------------------------------
                                        Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                        section of this PROSPECTUS.
                                        ------------------------------------------------------------
                                        To sign up for the Systematic Withdrawal Plan, contact your
                                        Morgan Stanley Dean Witter Financial Advisor or call
                                        (800) 869-NEWS. You may terminate or suspend your plan at
                                        any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                                        may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                ------------------------------------------------------------------------------------

           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

           TAX CONSIDERATIONS. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

           REINSTATEMENT PRIVILEGE. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from its Underlying Fund investments and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

[Sidebar]
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR PORTFOLIO DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF PORTFOLIO SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           Each Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. Each Portfolio, however, may retain and reinvest any long-term capital gains. Each Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


           Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Portfolio shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio in the Fund.

           Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

           - The Portfolio makes distributions; and

           - You sell Portfolio shares, including an exchange to another Morgan Stanley Dean Witter Fund.


           TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.



           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           Each Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.


           The chart below compares the sales charge and annual 12b-1 fee applicable to each Class of a Portfolio:


                                                                                                               MAXIMUM
                CLASS                      SALES CHARGE                                                    ANNUAL 12B-1 FEE
                ---------------------------------------------------------------------------------------------------------------
                 A                         Maximum 5.25% initial sales charge reduced for
                                           purchase of $25,000 or more; shares sold without an
                                           initial sales charge are generally subject to a 1.0%
                                           CDSC during the first year                                           0.25%
                ---------------------------------------------------------------------------------------------------------------
                 B                         Maximum 5.0% CDSC during the first year decreasing to
                                           0% after six years                                                   1.00%
                ---------------------------------------------------------------------------------------------------------------
                 C                         1.0% CDSC during the first year                                      1.00%
                ---------------------------------------------------------------------------------------------------------------
                 D                         None                                                           None
                ---------------------------------------------------------------------------------------------------------------

         CLASS A SHARES Class A shares of each Portfolio are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

           The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                             FRONT-END SALES CHARGE
                                -------------------------------------------------
AMOUNT OF SINGLE                    PERCENTAGE OF       APPROXIMATE PERCENTAGE OF
TRANSACTION                     PUBLIC OFFERING PRICE      NET AMOUNT INVESTED
---------------------------------------------------------------------------------
 Less than $25,000                      5.25%                     5.54%
---------------------------------------------------------------------------------
 $25,000 but less than $50,000          4.75%                     4.99%
---------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.00%                     4.17%
---------------------------------------------------------------------------------
 $100,000 but less than
 $250,000                               3.00%                     3.09%
---------------------------------------------------------------------------------
 $250,000 but less than
 $1 million                             2.00%                     2.04%
---------------------------------------------------------------------------------
 $1 million and over                       0                         0
---------------------------------------------------------------------------------

[SIDEBAR]
FRONT-END SALES CHARGE
OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
[END SIDEBAR]

The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

- A single account (including an individual, trust or fiduciary account).

           - Family member accounts (limited to husband, wife and children under the age of 21).

           - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

           - Tax-exempt organizations.

           - Groups organized for a purpose other than to buy mutual fund shares.

           COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.


           RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase
           Class D shares of any fund subject to the Fund's minimum initial investment requirement.



           You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through a Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.



           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of a Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.


           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

           - Qualified state tuition plans described in Section 529 of the Internal Revenue Code (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.



           - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.


           - An MSDW Eligible Plan whose Class B shares have converted to
             Class A shares, regardless of the plan's asset size or number of
[Sidebar]    eligible employees.
CONTINGENT DEFERRED SALES
CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
[End Sidebar]

           - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
             (1) you sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

           - Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

           - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

         CLASS B SHARES Class B shares of each Portfolio are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                                             CDSC AS A PERCENTAGE
                                     YEAR SINCE PURCHASE PAYMENT MADE                         OF AMOUNT REDEEMED
                                     ----------------------------------------------------------------------------
                                      First                                                          5.0%
                                     ----------------------------------------------------------------------------
                                      Second                                                         4.0%
                                     ----------------------------------------------------------------------------
                                      Third                                                          3.0%
                                     ----------------------------------------------------------------------------
                                      Fourth                                                         2.0%
                                     ----------------------------------------------------------------------------
                                      Fifth                                                          2.0%
                                     ----------------------------------------------------------------------------
                                      Sixth                                                          1.0%
                                     ----------------------------------------------------------------------------
                                      Seventh and thereafter                                    None
                                     ----------------------------------------------------------------------------

           Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

           CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

           - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


           - Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
             59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).


           - Sales of shares held for you as a participant in an MSDW Eligible Plan.


           - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.


           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

           DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B shares.

           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of a Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

           In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a Fund that does not charge a CDSC.


           For example, if you held Class B shares of a Portfolio for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

           In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


         CLASS C SHARES Class C shares of each Portfolio are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares of each Portfolio are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.


           - Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. However, Class D shares are not offered for investments made through Section 529 plans (regardless of the size of the investment).


           - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

           - Certain unit investment trusts sponsored by Dean Witter Reynolds.

           - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.


           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million
           ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of a Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.


         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

         PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of each Portfolio. The Plan allows each Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows each Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of each Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS - DOMESTIC PORTFOLIO



The financial highlights table is intended to help you understand the Domestic Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).



The information for the fiscal year ended September 30, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for the fiscal year ended September 30, 1999 and all periods presented prior thereto have been audited by other independent accountants.



                                                                             DOMESTIC PORTFOLIO++
                                                                     ------------------------------------
YEARS ENDED SEPTEMBER 30,                                             2000           1999          1998*
---------------------------------------------------------------------------------------------------------

 CLASS A SHARES
---------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $11.54         $ 9.72         $10.00
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                              0.38           0.46           0.21
    Net realized and unrealized gain (loss)                            1.83           1.93          (0.44)
                                                                     ------         ------         ------
 Total from investment operations                                      2.21           2.39          (0.23)
---------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                         (0.29)         (0.36)         (0.05)
    Distributions to shareholders                                     (1.09)         (0.21)            --
                                                                     ------         ------         ------
 Total dividends and distributions                                    (1.38)         (0.57)         (0.05)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $12.37         $11.54         $ 9.72
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                      20.16%         25.00%         (2.33)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES
WERE ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              0.24%          0.23%          0.22 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income                                                 3.35%          3.92%          2.21 %(2)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
 ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              0.67%          0.67%          1.15 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income                                                 2.92%          3.48%          1.28 %(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $1,493         $1,097         $1,359
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                434%           295%           227 %(1)
---------------------------------------------------------------------------------------------------------


*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                             DOMESTIC PORTFOLIO++
                                                                   ----------------------------------------
YEARS ENDED SEPTEMBER 30                                            2000            1999            1998*
-----------------------------------------------------------------------------------------------------------

 CLASS B SHARES
-----------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $11.46          $ 9.67          $10.00
-----------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                             0.30            0.35            0.14
    Net realized and unrealized gain (loss)                           1.81            1.94           (0.42)
                                                                   -------         -------         -------
 Total from investment operations                                     2.11            2.29           (0.28)
-----------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                        (0.20)          (0.29)          (0.05)
    Distributions to shareholders                                    (1.09)          (0.21)             --
                                                                   -------         -------         -------
 Total dividends and distributions                                   (1.29)          (0.50)          (0.05)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $12.28          $11.46          $ 9.67
-----------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                     19.29%          23.96%          (2.83)%(1)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                             1.00%           1.00%           0.92 %(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                2.59%           3.15%           1.51 %(2)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                             1.43%           1.44%           1.90 %(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                2.16%           2.71%           0.53 %(2)
-----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                           $28,974         $26,007         $24,338
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               434%            295%            227 %(1)
-----------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              DOMESTIC PORTFOLIO++
                                                                     --------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000           1999           1998*
-----------------------------------------------------------------------------------------------------------

 CLASS C SHARES
-----------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $11.52         $ 9.67          $10.00
-----------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                              0.31           0.40            0.13
    Net realized and unrealized gain (loss)                            1.80           1.94           (0.41)
                                                                     ------         ------          ------
 Total from investment operations                                      2.11           2.34           (0.28)
-----------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                         (0.25)         (0.28)          (0.05)
    Distributions to shareholders                                     (1.09)         (0.21)             --
                                                                     ------         ------          ------
 Total dividends and distributions                                    (1.34)         (0.49)          (0.05)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $12.29         $11.52          $ 9.67
-----------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                      19.23%         24.55%          (2.83)%(1)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                              1.00%          0.54%           0.92 %(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                 2.59%          3.61%           1.51 %(2)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                              1.43%          0.98%           1.90 %(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                 2.16%          3.17%           0.53 %(2)
-----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $1,954         $1,364          $1,702
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                434%           295%            227 %(1)
-----------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              DOMESTIC PORTFOLIO++
                                                                     --------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000           1999           1998*
-----------------------------------------------------------------------------------------------------------

 CLASS D SHARES
-----------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $11.56         $ 9.74          $10.00
-----------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                              0.48           0.46            0.22
    Net realized and unrealized gain (loss)                            1.75           1.96           (0.43)
                                                                     ------         ------          ------
 Total from investment operations                                      2.23           2.42           (0.21)
-----------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                         (0.31)         (0.39)          (0.05)
    Distributions to shareholders                                     (1.09)         (0.21)             --
                                                                     ------         ------          ------
 Total dividends and distributions                                    (1.40)         (0.60)          (0.05)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $12.39         $11.56          $ 9.74
-----------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                      20.39%         25.28%          (2.13)%(1)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                                --             --              --
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                 3.59%          4.15%           2.43 %(2)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
 ASSUMED):(3)(4)
-----------------------------------------------------------------------------------------------------------
 Expenses                                                              0.43%          0.44%           0.90 %(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income                                                 3.16%          3.71%           1.53 %(2)
-----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                $37            $15             $12
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                434%           295%            227 %(1)
-----------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

FINANCIAL HIGHLIGHTS - INTERNATIONAL
PORTFOLIO



The financial highlights table is intended to help you understand the International Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).



The information for the fiscal year ended September 30, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for the fiscal year ended September 30, 1999 and all periods presented prior thereto have been audited by other independent accountants.



                                                                          INTERNATIONAL PORTFOLIO++
                                                                     ------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000           1999          1998*
---------------------------------------------------------------------------------------------------------

 CLASS A SHARES
---------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $12.74         $ 9.08         $10.00
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                       0.03           0.10           0.05
    Net realized and unrealized gain (loss)                            0.85           3.56          (0.88)
                                                                     ------         ------         ------
 Total from investment operations                                      0.88           3.66          (0.83)
---------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                         (0.04)            --          (0.09)
    Distributions to shareholders                                     (0.99)            --             --
                                                                     ------         ------         ------
 Total dividends and distributions                                    (1.03)            --          (0.09)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $12.59         $12.74         $ 9.08
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                       6.19 %        40.31 %        (8.36)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              0.24 %         0.24 %         0.25 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                          0.12 %         0.91 %         1.01 %(2)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              0.60 %         1.34 %         6.16 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         (0.24)%        (0.19)%        (4.90)%(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $3,366         $1,074           $596
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 85 %          154 %          135 %(1)
---------------------------------------------------------------------------------------------------------


*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                          INTERNATIONAL PORTFOLIO++
                                                                     ------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000            1999         1998*
---------------------------------------------------------------------------------------------------------

 CLASS B SHARES
---------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $ 12.56         $ 9.03        $10.00
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                       (0.08)          0.02          0.03
    Net realized and unrealized gain (loss)                             0.86           3.51         (0.91)
                                                                     -------         ------        ------
 Total from investment operations                                       0.78           3.53         (0.88)
---------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                          (0.01)            --         (0.09)
    Distributions to shareholders                                      (0.99)            --            --
                                                                     -------         ------        ------
 Total dividends and distributions                                     (1.00)            --         (0.09)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $ 12.34         $12.56        $ 9.03
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                        5.48 %        39.09 %       (8.87)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                               1.00 %         1.00 %        0.94 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                          (0.64)%         0.15 %        0.32 %(2)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                               1.36 %         2.10 %        6.91 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                          (1.00)%        (0.95)%       (5.65)%(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $43,697         $6,615        $3,241
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  85 %          154 %         135 %(1)
---------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                          INTERNATIONAL PORTFOLIO++
                                                                     ------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000           1999          1998*
---------------------------------------------------------------------------------------------------------

 CLASS C SHARES
---------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $12.61         $ 9.03         $10.00
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                      (0.08)          0.07           0.04
    Net realized and unrealized gain (loss)                            0.86           3.51          (0.92)
                                                                     ------         ------         ------
 Total from investment operations                                      0.78           3.58          (0.88)
---------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                         (0.03)            --          (0.09)
    Distributions to shareholders                                     (0.99)            --             --
                                                                     ------         ------         ------
 Total dividends and distributions                                    (1.02)            --          (0.09)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $12.37         $12.61         $ 9.03
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                       5.46 %        39.65 %        (8.87)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              1.00 %         0.77 %         0.92 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         (0.64)%         0.38 %         0.34 %(2)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------
 Expenses                                                              1.36 %         1.87 %         6.91 %(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         (1.00)%        (0.72)%        (5.65)%(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $4,246           $442           $105
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 85 %          154 %          135 %(1)
---------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                           INTERNATIONAL PORTFOLIO++
                                                                     -------------------------------------
YEARS ENDED SEPTEMBER 30                                              2000            1999          1998*
----------------------------------------------------------------------------------------------------------

 CLASS D SHARES
----------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $12.78         $ 9.09         $10.00
----------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                        0.04           0.23           0.14
    Net realized and unrealized gain (loss)                             0.89           3.46          (0.96)
                                                                     -------         ------         ------
 Total from investment operations                                       0.93           3.69          (0.82)
----------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Dividends to shareholders                                          (0.06)            --          (0.09)
    Distributions to shareholders                                      (0.99)            --             --
                                                                     -------         ------         ------
 Total dividends and distributions                                     (1.05)            --          (0.09)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $12.66         $12.78         $ 9.09
----------------------------------------------------------------------------------------------------------

 TOTAL RETURN(+)                                                        6.56%         40.59%         (8.26)%(1)
----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
----------------------------------------------------------------------------------------------------------
 Expenses                                                                 --             --             --
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.36%          1.15%          1.26 %(2)
----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
----------------------------------------------------------------------------------------------------------
 Expenses                                                               0.36%          1.10%          5.91 %(2)
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.00%          0.05%         (4.65)%(2)
----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                             $43,645           $564            $11
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  85%           154%           135 %(1)
----------------------------------------------------------------------------------------------------------

*  For the period November 25, 1997 (commencement of operations) through
September 30, 1998.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1) Not annualized.
(2) Annualized.
(3) Does not include any expenses incurred as a result of investment in the
    Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

NOTES

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

NOTES

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

        The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------

GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

New Discoveries Fund

Next Generation Trust
Small Cap Growth Fund
Special Value Fund

Tax-Managed Growth Fund


21st Century Trend Fund


THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

Technology Fund


GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"     Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund

Pacific Growth Fund

--------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS

---------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund

S&P 500 Index Fund

S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS

Real Estate Fund

Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities

Global Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)

New York Municipal Money Market Trust (MM)

Tax-Free Daily Income Trust (MM)


There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.


Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                  PROSPECTUS - NOVEMBER 30, 2000


Additional information about each Portfolio's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio and the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:


                            www.msdwadvice.com/funds



Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:


                DOMESTIC PORTFOLIO
                ------------------
    CLASS A: DOFAX              CLASS C: DOFCX
---------------------       ---------------------

    CLASS B: DOFBX              CLASS D: DOFDX
---------------------       ---------------------
             INTERNATIONAL PORTFOLIO
             -----------------------
    CLASS A: IOFAX              CLASS C: IOFCX
---------------------       ---------------------
    CLASS B: IOFBX              CLASS D: IOFDX
---------------------       ---------------------


(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8283)

Morgan Stanley Dean Witter

                                                                   FUND OF FUNDS

                                                          DOMESTIC PORTFOLIO AND
                                                         INTERNATIONAL PORTFOLIO

                               [BACK COVER PHOTO]

                                                  A MUTUAL FUND THAT CONSISTS OF
                                                         TWO SEPARATE PORTFOLIOS
                                                 THE DOMESTIC PORTFOLIO SEEKS TO
                                                MAXIMIZE TOTAL INVESTMENT RETURN
                                               THE INTERNATIONAL PORTFOLIO SEEKS
                                                  LONG-TERM CAPITAL APPRECIATION

STATEMENT OF ADDITIONAL INFORMATION                            MORGAN STANLEY DEAN WITTER
NOVEMBER 30, 2000                                              FUND OF FUNDS


----------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. The PROSPECTUS (dated November 30, 2000) for the Morgan Stanley Dean Witter Fund of Funds may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices. The Fund consists of two separate portfolios: the Domestic Portfolio and the International Portfolio.


Morgan Stanley Dean Witter
Fund of Funds
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


   I.  Fund History................................................    4

  II.  Description of the Fund and the Investments and Risks of the
       Portfolios..................................................    4

       A. Classification...........................................    4

       B. Investment Strategies and Risks..........................    4

       C. Fund Policies/Investment Restrictions....................   13

 III.  Management of the Fund......................................   14

       A. Board of Trustees........................................   14

       B. Management Information...................................   15

       C. Compensation.............................................   19

  IV.  Control Persons and Principal Holders of Securities.........   21

   V.  Investment Management and Other Services....................   21

       A. Investment Manager.......................................   21

       B. Principal Underwriter....................................   22

       C. Services Provided by the Investment Manager..............   22

       D. Dealer Reallowances......................................   24

       E. Rule 12b-1 Plan..........................................   24

       F. Other Service Providers..................................   28

       G. Codes of Ethics..........................................   29

  VI.  Brokerage Allocation and Other Practices....................   29

       A. Brokerage Transactions...................................   29

       B. Commissions..............................................   29

       C. Brokerage Selection......................................   30

       D. Directed Brokerage.......................................   30

       E. Regular Broker-Dealers...................................   30

 VII.  Capital Stock and Other Securities..........................   30

VIII.  Purchase, Redemption and Pricing of Shares..................   31

       A. Purchase/Redemption of Shares............................   31

       B. Offering Price...........................................   32

  IX.  Taxation of the Fund and Shareholders.......................   32

   X.  Underwriters................................................   34

  XI.  Calculation of Performance Data.............................   34

 XII.  Financial Statements........................................   36

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter Fund of Funds, a registered open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"PORTFOLIO"--Each of two separate investment portfolios of the Fund: the Domestic Portfolio and the International Portfolio.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

"UNDERLYING FUNDS"--Morgan Stanley Dean Witter Funds.

I. FUND HISTORY
--------------------------------------------------------------------------------


    The Fund was organized as a Massachusetts business trust under a Declaration of Trust on July 3, 1997 under the name Dean Witter Fund of Funds. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Fund of Funds.


II. DESCRIPTION OF THE FUND AND THE INVESTMENTS AND RISKS OF THE PORTFOLIOS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, non-diversified management investment company. The Fund consists of two separate portfolios: the Domestic Portfolio and the International Portfolio. The Domestic Portfolio seeks to maximize total investment return; the International Portfolio seeks long-term capital appreciation.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion supplements discussion of the Portfolios' and/or Underlying Funds' investment strategies and risks in the PROSPECTUS and should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information." Unless otherwise indicated, references to "fund" in the following discussion refer to an Underlying Fund. For a complete description of an Underlying Fund, please see its prospectus and Statement of Additional Information, which are available free of charge by calling (877) 937-MSDW (toll-free).

    MONEY MARKET SECURITIES. Each Portfolio may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of each Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Portfolio follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss.


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Certain funds may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS") as a hedge against fluctuations in future foreign exchange rates. A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches or foreign banks, insurance companies and other dealers whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    A fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The Investment Manager also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    A fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the fund to deliver an amount of currency in excess of the value of the fund's portfolio securities.

    Although a fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

    A fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the fund's volatility and may involve a significant amount of risk relative to the investment of cash.


    OPTION AND FUTURES TRANSACTIONS. Certain funds may engage in transactions in listed and OTC options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives a fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give a fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.



    COVERED CALL WRITING. Certain funds are permitted to write covered call options on portfolio securities and/or on the U.S. dollar or foreign currencies, without limit. A fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the fund if the securities underlying the option decline in value.


    A fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a fund has been assigned an exercise notice, the fund will be unable to effect a closing purchase transaction.


    A call option is "covered" if the fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the fund's books.


    Options written by a fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (or currency) at the time the option is written.

    COVERED PUT WRITING. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, a fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. A put option is "covered" if the fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. Certain funds may purchase listed and OTC call and put options. The purchase of a call option would enable the fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. Certain funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the fund and the transacting dealer, without the intermediation of a third party such as the OCC. The fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability to forecast correctly interest rates and/or market movements. If the market value of the portfolio securities (or currencies) upon which call options have been written increases, the fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or currency) increase, but has retained the risk of loss should the price of the underlying security (or currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security (or currency) decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities (or currencies) at the exercise price.

    A fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the fund engages in transactions in options, the fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities (or currencies) underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    STOCK INDEX OPTIONS. Certain funds may invest in options on broadly based indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, a fund could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. Certain funds may purchase and sell futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, or on the U.S. dollar or foreign currencies, and/or on such indexes of U.S. and foreign securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables a fund, during the term of the contract, to lock in a price at which it may purchase a security and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables a fund to lock in a price at which it may sell a security and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the fund will be able to enter into a closing transaction.

    MARGIN. If a fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 3% to 10% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve borrowing by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. Certain funds may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a fund's portfolio securities. Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates and/or market movements against which a fund seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds;
(b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements;
(c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which a fund engages in transactions in futures or options thereon, the fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.


    If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.



    In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.


    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by a fund may be "zero coupon" securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

    The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the fund receives no interest payments in cash on the security during the year.

    LENDING PORTFOLIO SECURITIES. A fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by a fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the fund. Any gain or loss in the market price during the loan period would inure to the fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the fund's investment in the loaned securities. The fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. Certain funds may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The fund will also establish a segregated account on the fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. Certain funds may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the fund until the Investment Manager and/or Sub-Advisor determines that issuance of the security is probable. At that time, the fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the fund will also establish a segregated account on the fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of a fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the fund, may not exceed 5% of the value of the fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the fund at the time of sale.

    PRIVATE PLACEMENTS. Certain funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a fund from disposing of them promptly at reasonable prices. The fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits a fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager and/or Sub-Advisor, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of a fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent the fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. Certain funds may acquire warrants and subscription rights. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.


    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.


C. FUND POLICIES/INVESTMENT RESTRICTIONS


    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended, (the "INVESTMENT COMPANY ACT"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.



The Domestic Portfolio will:



    1.  Seek to maximize total investment return.



The International Portfolio will:



    1.  Seek long-term capital appreciation.


Each Portfolio MAY NOT:

    1. Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that each Portfolio will concentrate its investments in the mutual fund industry. This restriction does not apply to a Portfolio's investments in the mutual fund industry by virtue of its investments in the Underlying Funds. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

    2. Borrow money except from a bank for temporary or emergency purposes, including the meeting of redemption requests in an amount not exceeding 33 1/3% of the value of each Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made.

    3. Purchase or sell real estate or interests therein, although each Portfolio may purchase Underlying Funds which purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    4. Issue senior securities as defined in the Investment Company Act, except as a result of permitted borrowings and except insofar as each Portfolio may be deemed to have issued a senior security by reason of entering into repurchase agreements.

    5.  Make short sales of securities.

    6. Engage in the underwriting of securities, except insofar as a Portfolio or an Underlying Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    7. Invest for the purpose of exercising control or management of any other issuer.

    8. Purchase or sell commodities or commodities contracts except that each Portfolio may invest in Underlying Funds which may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

    9. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Underlying Funds and collateral arrangements with respect to initial or variation margin for futures by the Underlying Funds are not deemed to be pledges of assets.)

    10. Purchase securities on margin (but a Portfolio may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by an Underlying Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    11. Make loans of money or securities, except by investment in repurchase agreements. (For the purpose of this restriction, lending of Portfolio securities by the Underlying Funds are not deemed to be loans).

    Notwithstanding any other investment policy or restriction, each Portfolio may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the respective Portfolio.

    Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Portfolios may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, which may permit a Portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an Underlying Fund are located in the STATEMENT OF ADDITIONAL INFORMATION of that Underlying Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds, (there were 93 such funds as of the calendar year ended December 31, 1999), are shown below.



  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; formerly Vice
c/o Mayer, Brown & Platt                       Chairman of Kmart Corporation (December
Counsel to the Independent Trustees            1998-October 2000), Chairman and Chief
1675 Broadway                                  Executive Officer of Levitz Furniture
New York, New York                             Corporation (November 1995-November 1998) and
                                               President and Chief Executive Officer of Hills
                                               Department Stores (May 1991-July 1995);
                                               formerly variously Chairman, Chief Executive
                                               Officer, President and Chief Operating Officer
                                               (1987-1991) of the Sears Merchandise Group of
                                               Sears, Roebuck and Co.; Director of Weirton
                                               Steel Corporation.

Charles A. Fiumefreddo* (67) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

Edwin J. Garn (68) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                        (R-Utah) (1974-1992) and Chairman, Senate
1 Utah Center                                  Banking Committee (1980-1986); formerly Mayor
201 S. Main Street                             of Salt Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery
                                               (April 12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable organi-
                                               zations.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of The PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of The Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.

James F. Higgins* (52) ......................  Chairman of the Private Client Group of MSDW
Trustee                                        (since August 2000); Director of the Transfer
Two World Trade Center                         Agent and Dean Witter Realty Inc.; Director or
New York, New York                             Trustee of the Morgan Stanley Dean Witter Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of MSDW (May 1999-August 2000), President
                                               and Chief Operating Officer of Individual
                                               Securities of MSDW (February 1997-May 1999),
                                               President and Chief Operating Officer of Dean
                                               Witter Securities of MSDW (1995-February 1997),
                                               and President and Chief Operating Officer of
                                               Dean Witter Financial (1989-1995) and Director
                                               (1985-1997) of Dean Witter Reynolds.

Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick
Trustee                                        International, Inc., a consulting firm;
c/o Johnson Smick International, Inc.          Co-Chairman and a founder of the Group of Seven
1133 Connecticut Avenue, N.W.                  Council (G7C), an international economic
Washington, D.C.                               commission; Chairman of the Audit Committee and
                                               Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds; Director of Greenwich Capital
                                               Markets, Inc. (broker-dealer), Independence
                                               Standards Board (private sector organization
                                               governing independence of auditors) and
                                               NVR, Inc. (home construction); Chairman and
                                               Trustee of the Financial Accounting Foundation
                                               (oversight organization of the Financial
                                               Accounting Standards Board); formerly Vice
                                               Chairman of the Board of Governors of the
                                               Federal Reserve System and Assistant Secretary
                                               of the U.S. Treasury.

Michael E. Nugent (64) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation; director of various
                                               business organizations.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Philip J. Purcell* (57) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds; Director of American
                                               Airlines, Inc. and its parent company, AMR
                                               Corporation; Director and/or officer of various
                                               MSDW subsidiaries.

John L. Schroeder (70) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Communications Company (telecommunications
1675 Broadway                                  company); formerly Executive Vice President and
New York, New York                             Chief Investment Officer of the Home Insurance
                                               Company (August 1991-September 1995).

Mitchell M. Merin (47) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds (since May 1999); Trustee of
                                               various Van Kampen investment companies (since
                                               December 1999); previously Chief Strategic
                                               Officer of the Investment Manager and MSDW
                                               Services Company and Executive Vice President
                                               of the Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds (May 1997-April 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.

Barry Fink (45) .............................  General Counsel of Asset Management of MSDW
Vice President,                                (since May 2000); Executive Vice President
Secretary and General Counsel                  (since December 1999) and Secretary and General
Two World Trade Center                         Counsel (since February 1997) and Director
New York, New York                             (since July 1998) of the Investment Manager and
                                               MSDW Services Company; Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President and Secretary of the
                                               Distributor; previously, Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Joseph McAlinden (57) .......................  Executive Vice President and Chief Investment
Vice President                                 Officer of the Investment Manager; Director of
Two World Trade Center                         the Transfer Agent; Vice President of the
New York, New York                             Morgan Stanley Dean Witter Funds.

Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined in the Investment Company Act.


    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, PAUL D. VANCE, Senior Vice President and Director of the Growth and Income Group of the Investment Manager, and GUY G. RUTHERFURD JR., Senior Vice President and Director of the Growth Group of the Investment Manager, are Vice Presidents of the Fund.



    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. McINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.


    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.


    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.


    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


    The Fund commenced operations on November 25, 1997 and paid no compensation to the Independent Trustees for the fiscal period ended September 30, 1998 and for the fiscal years ended September 30, 1999 and 2000. Payments will commence as of the time the Fund begins paying expenses, which, pursuant to an undertaking by the Investment Manager, will commence on January 1, 2002.



    At such time as the Fund has paid fees to the Independent Trustees for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of Board and committee meetings as were held by the other Dean Witter Funds during the calendar year ended December 31, 1999, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:


                         FUND COMPENSATION (ESTIMATED)


                                                             AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
------------------------------------------------------------    ------
Michael Bozic...............................................    $1,600
Edwin J. Garn...............................................     1,600
Wayne E. Hedien.............................................     1,600
Dr. Manuel H. Johnson.......................................     2,350
Michael E. Nugent...........................................     2,100
John L. Schroeder...........................................     2,100



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS


                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 93 MORGAN
                                                               STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE                                    WITTER FUNDS
---------------------------                                   ---------------
Michael Bozic...............................................     $134,600
Edwin J. Garn...............................................      138,700
Wayne E. Hedien.............................................      138,700
Dr. Manuel H. Johnson.......................................      208,638
Michael E. Nugent...........................................      193,324
John L. Schroeder...........................................      193,324


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

------------------------------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1999.


                            RETIREMENT BENEFITS FROM
                      ALL MORGAN STANLEY DEAN WITTER FUNDS


                                     ESTIMATED                             RETIREMENT
                                      CREDITED                              BENEFITS         ESTIMATED ANNUAL
                                      YEARS OF          ESTIMATED          ACCRUED AS            BENEFITS
                                     SERVICE AT       PERCENTAGE OF         EXPENSES          UPON RETIREMENT
                                     RETIREMENT         ELIGIBLE             BY ALL              FROM ALL
NAME OF INDEPENDENT TRUSTEE         (MAXIMUM 10)      COMPENSATION       ADOPTING FUNDS      ADOPTING FUNDS(2)
---------------------------         ------------      ------------       --------------      -----------------
Michael Bozic.....................       10              60.44%             $20,933               $50,588
Edwin J. Garn.....................       10              60.44               31,737                50,675
Wayne E. Hedien...................        9              51.37               39,566                43,000
Dr. Manuel H. Johnson.............       10              60.44               13,129                75,520
Michael E. Nugent.................       10              60.44               23,175                67,209
John L. Schroeder.................        8              50.37               41,558                52,994


------------------------


(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 20.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding Class A shares of the Domestic Portfolio as of November 9, 2000: Nancy H. Jarvis, 265 Ann Street, Plymouth, MI 48170-1215--16.273%; Rebecca Volchko, 106 NW Curtis St., Port St. Lucie, FL 34983-1629--14.593%; Dean Witter Reynolds Cust. for Adrienne Casanova, IRA Standard Dated 02/07/94, 21416 West Prescott Ct., Kildeer, IL 60047-8859-- 6.757% and Morgan Stanley Dean Witter Trust FSB, Agent Anna Belle Hauser, CRT Dated 09/06/77, P.O. Box 503, Jersey City, NJ 07311--5.886%. The following owned 5% or more of the outstanding Class C shares of the Domestic Portfolio as of November 9, 2000: Dean Witter Reynolds Cust. for James S. Craig, IRA Rollover, 4874 Sunset Avenue, La Crescenta, CA 91214-3051--5.109%; Lois M. Butler Trust, o/t Butler Exemption Trust, Dated 09/01/89, 76 Navarre, Irvine, CA 92612-1721--5.095%. The following owned 5% or more of the outstanding Class D shares of the Domestic Portfolio as of November 9, 2000: Grace Langford, Tod Robert Langford, Donald Langford & William Langford, Subject to STA Rules, 828 Victoria Drive, Cape Coral, FL 33904-9546--50.631% and Morgan Stanley Dean Witter Advisors Inc., Attn: Richard Colville, 2 World Trade Center, New York, NY 10048-0002--49.329%.



    The following owned 5% or more of the outstanding Class A shares of the International Portfolio as of November 9, 2000: James P. Rogers, 172 Torrey Pines Terrace, Del Mar, CA 92014-3335--19.340%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to each Portfolio of the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of each Portfolio's assets, including the placing of orders for the purchase and sale of securities. The Portfolios do not pay a management fee to the Investment Manager. However, each Portfolio, through its investments in an Underlying Fund, will pay its pro rata share of the investment management fees paid to the Investment Manager of the Underlying Fund.


    Each Underlying Fund has entered into an investment management agreement with the Investment Manager. The Underlying Funds pay to the Investment Manager monthly compensation calculated daily according to the annual rates set forth in each Underlying Fund's investment management agreement. In addition, with respect to certain Underlying Funds, the Investment Manager retains a Sub-Advisor, to manage Underlying Fund assets pursuant to a sub-advisory agreement. Morgan Stanley Dean Witter Investment Management Inc. serves as Sub-Advisor to the following Underlying Funds: Growth Fund, European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund and Real Estate Fund. TCW Investment Management Company serves as Sub-Advisor to Latin American Growth Fund, Mid-Cap Equity Trust, Small Cap Growth Fund and Total Return Trust. Miller Anderson & Sherrerd, LLP serves as Sub-Advisor to Equity Fund and Value Fund. The Investment Manager pays each Sub-Advisor compensation as provided in the applicable sub-advisory agreement. For information about the fee rates and compensation paid under an Underlying Fund's management agreement and, if applicable, sub-advisory agreement, please refer to the Underlying Fund's Statement of Additional Information, which is available free of charge by calling (800) 869-NEWS (toll-free).


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for each Portfolio.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Portfolio's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Portfolio. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of Portfolio shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the shares of each Portfolio, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of Portfolio shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and each Portfolio's shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund, a Portfolio or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Portfolio's assets, including the placing of orders for the purchase and sale of securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of each Portfolio in a manner consistent with its investment objectives.


    Under the terms of the Management Agreement, in addition to managing each Portfolio's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.



    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund or each Portfolio depending on the nature of the expense. These expenses will be allocated among the four Classes of shares of each Portfolio pro rata based on the net assets of the Portfolio attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and Portfolio shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the shareholders of each Portfolio; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of Portfolio shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Portfolio borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund, each Portfolio or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement as to each Portfolio will remain in effect from year to year provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of that Portfolio, or by the Trustees, including a majority of the Independent Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class of a Portfolio, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively.


    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges (" CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that, with respect to each Portfolio, it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the period November 25, 1997 (commencement of operations) through September 30,1998 and for the fiscal years ended September 30, 1999 and 2000, in approximate amounts as provided in the tables below (the Distributor did not retain any of these amounts).



                                                                                  FOR THE PERIOD
                                                                                 NOVEMBER 25, 1997
                                                                                      THROUGH
DOMESTIC PORTFOLIO                         2000                  1999           SEPTEMBER 30, 1998
------------------                 --------------------   -------------------   -------------------
Class A..........................    FSCs:(1) $  2,724      FSCs:(1) $ 5,726      FSCs:(1) $19,992
                                    CDSCs:    $      0     CDSCs:    $     0     CDSCs:    $     0
Class B..........................   CDSCs:    $106,602     CDSCs:    $92,477     CDSCs:    $32,706
Class C..........................   CDSCs:    $  1,356     CDSCs:    $ 1,611     CDSCs:    $ 1,153


------------------------------
1  FSCs apply to Class A only.


                                                                                   FOR THE PERIOD
                                                                                  NOVEMBER 25, 1997
                                                                                       THROUGH
INTERNATIONAL PORTFOLIO                    2000                  1999            SEPTEMBER 30, 1998
-----------------------             -------------------   -------------------   ---------------------
Class A...........................    FSCs:(1) $29,002      FSCs:(1) $ 7,924      FSCs:(1)    $5,645
                                     CDSCs:    $     0     CDSCs:    $     1     CDSCs:       $    0
Class B...........................   CDSCs:    $38,235     CDSCs:    $10,440     CDSCs:       $3,623
Class C...........................   CDSCs:    $ 1,101     CDSCs:    $   198     CDSCs:       $   79


------------------------------
1  FSCs apply to Class A only.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Domestic Portfolio and the International Portfolio accrued amounts payable to the Distributor under the Plan, during the fiscal year ended September 30, 2000, of $280,597 and $264,437, respectively. These amounts are equal to 1.00% of the average daily net assets of Class B shares of each Portfolio for the fiscal year. Class A shares of the Domestic Portfolio and the International Portfolio accrued amounts payable to the Distributor under the Plan during the fiscal year ended September 30, 2000, amounting to $3,061 and $6,548, respectively. These amounts were equal to 0.24% and 0.24%, respectively, of the average daily net assets of Class A shares of the Domestic Portfolio and the International Portfolio for the fiscal year. With respect to Class C shares, the Domestic Portfolio and the International Portfolio accrued payments under the Plan amounting to $16,426 and $22,906, respectively, during the fiscal year ended September 30, 2000. These amounts were equal to 1.00% and 1.00%, respectively, of the average daily net assets of Class C shares of the Domestic Portfolio and the International Portfolio for the fiscal year.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method each Portfolio offers four Classes, each with a different distribution arrangement.


    With respect to Class A shares of each Portfolio, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.


    With respect to Class B shares of each Portfolio, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares of each Portfolio, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


    With respect to Class D shares of each Portfolio other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds' branch offices in connection with the sale of Portfolio shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Portfolio shares; and (d) other expenses relating to branch promotion of Portfolio sales.

    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.



    For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.



    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.



    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of each Portfolio and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("CARRYING CHARGE"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of each Portfolio of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of each Portfolio's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by each Portfolio, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of each Portfolio, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by each Portfolio, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of each Portfolio's Class A and Class C shares.


    Each Class of the Domestic Portfolio paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended September 30, 2000 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $4,161,102 on behalf of Class B shares of the Domestic Portfolio since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 49.19% ($2,046,913)--advertising and promotional expenses;

(ii) 2.98% ($124,158)--printing of prospectuses for distribution to other than current shareholders; and (iii) 47.83% ($1,990,031)--other expenses, including the gross sales credit and the carrying charge, of which 8.35% ($166,215) represents carrying charges, 37.94% ($755,060) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other selected broker-dealer representatives, and 53.71% ($1,068,756) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended September 30, 2000 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    Each Class of the International Portfolio paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended September 30, 2000 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $2,698,273 on behalf of Class B shares of the International Portfolio since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 50.58% ($1,364,817)--advertising and promotional expenses; (ii) 3.75% ($101,058)--printing of prospectuses for distribution to other than current shareholders; and (iii) 45.67% ($1,232,398)--other expenses, including the gross sales credit and the carrying charge, of which 3.39% ($41,804) represents carrying charges, 40.00% ($492,906) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other selected broker-dealer representatives, and 56.61% ($697,688) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended September 30, 2000 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time, the expenses of distributing shares of each Portfolio may be more or less than the total of
(i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Portfolios had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. With respect to Class B shares of the Domestic Portfolio and the International Portfolio, the Distributor has advised the Fund that the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of each Portfolio's Class B shares, totaled $3,177,169 and $2,313,477, respectively, as of September 30, 2000 (the end of the Fund's fiscal year). These amounts were equal to 10.97% and 5.29%, respectively, of the net assets of Class B shares of the Domestic Portfolio and the International Portfolio on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of each Portfolio's Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized broker-dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. With respect to Class C shares of the Domestic Portfolio, the Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $92 in the case of Class C at December 31, 1999 (the end of the calendar year), which amount was equal to 0.01% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. With respect to Class C shares of the International Portfolio, the Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $2,370 in the case of Class C at December 31, 1999 (the end of the calendar year), which amount was equal to 0.29% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued as to each Portfolio. Prior to approving the last continuation of the Plan as to each Portfolio, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered:
(1) each Portfolio's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits each Portfolio had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and to enable each Portfolio to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Portfolio shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to each Portfolio and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of each Portfolio and would have a reasonable likelihood of continuing to benefit each Portfolio and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of each Portfolio, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of each Portfolio (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for each Portfolio's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS


    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of each Portfolio's assets. A Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


G. CODES OF ETHICS



    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Portfolios and arranges for the execution of portfolio security transactions on behalf of the Portfolios. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Portfolios do not normally incur any brokerage commission expenses. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.


    During the period November 25,1997 (commencement of operations) through September 30, 1998 and for the fiscal years ended September 30, 1999 and 2000, the Domestic Portfolio and the International Portfolio paid no brokerage commissions.


B. COMMISSIONS

    Pursuant to an order of the SEC, the Portfolios may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Portfolios will limit their transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the fiscal period November 25, 1997 (commencement of operations) through September 30, 1998 and for the fiscal years ended September 30, 1999 and 2000, the Portfolios did not effect any principal transactions with Dean Witter Reynolds.

    While the Portfolios do not anticipate that they will incur any brokerage commissions, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Portfolio, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard.


    The Portfolios did not pay any brokerage commissions to any affiliated brokers or dealers during the period November 25, 1997 (commencement of operations) through September 30, 1998 and for the fiscal years ended September 30, 1999 and 2000.


C. BROKERAGE SELECTION


    The policy of the Fund regarding purchases and sales of securities for each of its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one dealer, it may give consideration to placing portfolio transactions with those dealers who also furnish research and other services to the Portfolios or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Portfolios directly.


D. DIRECTED BROKERAGE


    For the fiscal year ended September 30, 2000, the Portfolios did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended September 30, 2000, the Portfolios did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Portfolios in the largest dollar amounts during the year.



    At September 30, 2000, the Portfolios did not own any securities issued by any of these issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------


    The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest of each Portfolio. All shares of beneficial interest of each Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the shares of each Portfolio are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Portfolio shares, the application of proceeds to the purchase of new shares in a Portfolio or any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Portfolio shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Portfolio shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.


    OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Dean Witter Reynolds, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Dean Witter Reynolds may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.


B. OFFERING PRICE

    Each Portfolio's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds, and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan."


    The price of each Portfolio's shares, called "NET ASSET VALUE," is based on the value of each Portfolio's securities. Net asset value per share of each Class is calculated by dividing the value of the portion of a Portfolio's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees. For more information on how the net asset value of an Underlying Fund is calculated please see the "Pricing Portfolio Shares" section of the Fund's PROSPECTUS and the "Pricing Fund Shares" section of the Underlying Funds' propectuses.



    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.


IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------


    The Portfolios generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Portfolios will affect the amount and timing and character of the distributions made by the Portfolios. Tax issues relating to the Portfolios are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


    INVESTMENT COMPANY TAXATION. Each Portfolio intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Portfolios will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


    Each Portfolio generally intends to distribute sufficient income and gains so that the Portfolio will not pay corporate income tax on its earnings. Each Portfolio also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Portfolio may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, such Portfolio will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by a Portfolio or the Underlying Funds will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may, however, result in all, or a portion of, the gains or losses derived from investments by the Underlying Funds in forward foreign currency exchange contracts, options, futures transactions, and non-U.S. corporations classified as "passive foreign investment companies" being treated as ordinary income or loss rather than capital gain or loss. The application of these rules would therefore also affect the character of gains and losses distributed by a Portfolio.



    Under certain tax rules, certain funds may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though such funds receives no payments in cash on the security during the year. To the extent that any fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the fund level. Such distributions will be made from the available cash of the fund or by liquidation of fund securities if necessary. If a distribution of cash necessitates the liquidation of fund securities, the Investment Manager will select which securities to sell. A fund may realize a gain or loss from such sales. In the event a fund realizes net capital gains from such transactions, the Portfolio and consequently its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.


    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from each Portfolio of the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.


    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from each Portfolio of the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of investment income and short-term capital gains.



    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.


    PURCHASES AND REDEMPTIONS AND EXCHANGES OF PORTFOLIO SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of a Portfolio immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Portfolio shares is normally treated as a sale for tax purposes. Shares of a Portfolio held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


    Gain or loss on the sale or redemption of shares in a Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Portfolio shares for shares of another Portfolio or fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio or fund.

    If a shareholder realizes a loss on the redemption or exchange of shares of a Portfolio and reinvests in shares of such Portfolio within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------


    The shares of each Portfolio are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    From time to time, each Portfolio may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The "average annual total return" of each Portfolio represents an annualization of each Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D shares of the Domestic Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were:
Class A: 13.85% and 12.26%, respectively; Class B: 14.29% and 12.73%, respectively; Class C: 18.23% and 13.75%, respectively; and Class D: 20.39% and 14.66%, respectively. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D shares of the International Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 0.62% and 9.47%, respectively; Class B: 0.56% and 9.86%, respectively; Class C: 4.48% and 10.89%, respectively; and Class D: 6.56% and 11.82%, respectively.



    Without the waiver of fees and assumption of expenses by the Investment Manager, the average annual total return of Class A, Class B, Class C and Class D shares of the Domestic Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 13.39% and 11.52%, respectively; Class B:
13.70% and 12.11%, respectively; Class C: 17.75% and 13.16%, respectively; Class
D: 20.00% and 14.30%, respectively. Without the waiver of fees and assumption of expenses by the Investment Manager, the average annual total return of Class A, Class B, Class C and Class D shares of the International Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 0.38% and 9.13%, respectively; Class B: 0.32% and 9.60%, respectively; Class C: 4.31% and 10.73%, respectively; Class D: 6.39% and 11.76% respectively.



    In addition, each Portfolio may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of each Portfolio may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D shares of the Domestic Portfolio for the fiscal year ended
September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 20.16% and 14.40%, respectively; Class B: 19.29% and 13.57%, respectively; Class C: 19.23% and 13.75%, respectively; and Class D: 20.39% and 14.66%, respectively. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D shares of the International Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 6.19% and 11.56%, respectively; Class B: 5.48% and 10.74%, respectively; Class C: 5.46% and 10.89%, respectively; and Class D: 6.56% and 11.82%, respectively.



    In addition, each Portfolio may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on this calculation, the total returns of Class A, Class B, Class C and Class D shares of the Domestic Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 20.16% and 46.69%, respectively; Class B: 19.29% and 43.68%, respectively; Class C:
19.23% and 44.30%, respectively; and Class D: 20.39% and 47.62%, respectively. Based on this calculation, the total returns of Class A, Class B, Class C and Class D shares of the International Portfolio for the fiscal year ended September 30, 2000 and for the period November 25, 1997 (commencement of operations) through September 30, 2000 were: Class A: 6.19% and 36.54%, respectively; Class B: 5.48% and 33.70%, respectively; Class C: 5.46% and 34.22%, respectively; and Class D: 6.56% and 37.45%, respectively.



    The Portfolios may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of each Portfolio by adding 1 to each Portfolio's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class of the respective Portfolios at inception of the Class would have grown to the following amounts at September 30, 2000:



                                                                  INVESTMENT AT INCEPTION OF:
                                                     INCEPTION  -------------------------------
DOMESTIC PORTFOLIO                                     DATE:    $10,000    $50,000    $100,000
------------------                                   ---------  -------    -------    --------
Class A............................................   11/25/97  $13,899    $70,411    $142,289
Class B............................................   11/25/97   14,368     71,840     143,680
Class C............................................   11/25/97   14,430     72,150     144,300
Class D............................................   11/25/97   14,762     73,810     147,620



                                                                  INVESTMENT AT INCEPTION OF:
                                                     INCEPTION  -------------------------------
INTERNATIONAL PORTFOLIO                                DATE:    $10,000    $50,000    $100,000
-----------------------                              ---------  -------    -------    --------
Class A............................................   11/25/97  $12,937    $65,539    $132,444
Class B............................................   11/25/97   13,370     66,850     133,700
Class C............................................   11/25/97   13,422     67,110     134,220
Class D............................................   11/25/97   13,745     68,725     137,450


    Each Portfolio from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended September 30, 2000 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated herein in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of such firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

NUMBER OF
 SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.2%)
2,506,635  Morgan Stanley Dean Witter European Growth Fund Inc......................................  $$51,812,138
 177,087   Morgan Stanley Dean Witter International SmallCap Fund...................................    1,928,483
2,892,309  Morgan Stanley Dean Witter Japan Fund....................................................   28,691,700
 683,875   Morgan Stanley Dean Witter Latin American Growth Fund....................................    7,953,472
 198,785   Morgan Stanley Dean Witter Pacific Growth Fund Inc.......................................    2,886,352
                                                                                                      -----------

           TOTAL COMMON STOCKS
           (Cost $98,425,944).......................................................................   93,272,145
                                                                                                      -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (6.8%)
           U.S. GOVERNMENT AGENCY
$  6,400   Federal National Mortgage Assoc. 6.32% due 10/02/00
             (COST $6,398,876)......................................................................    6,398,876
                                                                                                      -----------

TOTAL INVESTMENTS (COST $104,824,820) (b)..................................................  105.0%    99,671,021

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (5.0)    (4,717,235)
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 94,953,786
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized depreciation is $5,153,799.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

NUMBER OF
 SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (92.1%)
 161,075   Morgan Stanley Dean Witter Aggressive Equity Fund........................................  $ 2,738,277
  61,124   Morgan Stanley Dean Witter American Opportunities Fund...................................    2,718,195
  68,091   Morgan Stanley Dean Witter Capital Growth Securities.....................................    1,147,328
 179,056   Morgan Stanley Dean Witter Convertible Securities Trust..................................    3,085,138
     502   Morgan Stanley Dean Witter Developing Growth Securities Trust............................       19,141
  61,166   Morgan Stanley Dean Witter Dividend Growth Securities Inc................................    3,261,966
 249,121   Morgan Stanley Dean Witter Financial Services Trust......................................    3,246,040
     358   Morgan Stanley Dean Witter Growth Fund...................................................        6,926
 153,533   Morgan Stanley Dean Witter Health Sciences Trust.........................................    3,618,772
     517   Morgan Stanley Dean Witter High Yield Securities Inc.....................................        2,113
   1,372   Morgan Stanley Dean Witter Income Builder Fund...........................................       14,215
  90,600   Morgan Stanley Dean Witter Market Leader Trust...........................................    1,840,993
 215,388   Morgan Stanley Dean Witter Natural Resource Development Securities Inc...................    3,196,351
 114,548   Morgan Stanley Dean Witter Special Value Fund............................................    1,415,812
     423   Morgan Stanley Dean Witter U.S. Government Securities Trust..............................        3,689
     165   Morgan Stanley Dean Witter Utilities Fund................................................        3,475
 342,423   Morgan Stanley Dean Witter Value Fund....................................................    3,557,771
       6   Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio....................          222
                                                                                                      -----------

           TOTAL COMMON STOCKS
           (COST $26,713,453).......................................................................   29,876,424
                                                                                                      -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (4.9%)
           U.S. GOVERNMENT AGENCY
$  1,600   Federal National Mortgage Assoc. 6.32% due 10/02/00
             (COST $1,599,719)......................................................................    1,599,719
                                                                                                      -----------

TOTAL INVESTMENTS
(COST $28,313,172) (b).....................................................................   97.0%    31,476,143

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    3.0        982,163
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 32,458,306
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,224,680 and the aggregate gross unrealized depreciation is $61,709, resulting in net unrealized appreciation of $3,162,971.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                                                  INTERNATIONAL   DOMESTIC
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (cost $104,824,820 and $28,313,172, respectively).............................  $ 99,671,021   $31,476,143
Cash............................................................................        79,761        88,557
Receivable for:
    Investments sold............................................................       --            880,544
    Shares of beneficial interest sold..........................................     1,036,667        38,585
Receivable from affiliate.......................................................        27,092        10,606
Prepaid expenses and other assets...............................................        22,921        10,812
Deferred organizational expenses................................................        10,756        10,756
                                                                                  ------------   -----------
     TOTAL ASSETS...............................................................   100,848,218    32,516,003
                                                                                  ------------   -----------
LIABILITIES:
Payable for:
    Investments purchased.......................................................     3,734,548       --
    Shares of beneficial interest repurchased...................................     2,059,521       --
    Plan of distribution fee....................................................        40,794        25,527
Organizational expenses.........................................................        10,756        10,756
Accrued expenses and other payables.............................................        48,813        21,414
                                                                                  ------------   -----------
     TOTAL LIABILITIES..........................................................     5,894,432        57,697
                                                                                  ------------   -----------
     NET ASSETS.................................................................  $ 94,953,786   $32,458,306
                                                                                  ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................................................  $101,213,896   $26,620,164
Net unrealized appreciation (depreciation)......................................    (5,153,799)    3,162,971
Accumulated undistributed net investment income.................................       --            708,139
Accumulated undistributed net realized gain (loss)..............................    (1,106,311)    1,967,032
                                                                                  ------------   -----------
     NET ASSETS.................................................................  $ 94,953,786   $32,458,306
                                                                                  ============   ===========
CLASS A SHARES:
Net Assets......................................................................    $3,366,025    $1,492,674
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       267,336       120,715
     NET ASSET VALUE PER SHARE..................................................        $12.59        $12.37
                                                                                  ============   ===========
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................        $13.29        $13.05
                                                                                  ============   ===========
CLASS B SHARES:
Net Assets......................................................................   $43,697,135   $28,974,488
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................     3,541,158     2,360,325
     NET ASSET VALUE PER SHARE..................................................        $12.34        $12.28
                                                                                  ============   ===========
CLASS C SHARES:
Net Assets......................................................................    $4,245,659    $1,953,741
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       343,224       159,014
     NET ASSET VALUE PER SHARE..................................................        $12.37        $12.29
                                                                                  ============   ===========
CLASS D SHARES:
Net Assets......................................................................   $43,644,967       $37,403
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................     3,448,456         3,019
     NET ASSET VALUE PER SHARE..................................................        $12.66        $12.39
                                                                                  ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                                                   INTERNATIONAL   DOMESTIC
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):

INCOME
Dividends........................................................................   $     8,675   $1,006,201
Interest.........................................................................       169,608      105,861
                                                                                    -----------   ----------

     TOTAL INCOME................................................................       178,283    1,112,062
                                                                                    -----------   ----------

EXPENSES
Plan of distribution fee (Class A shares)........................................         6,548        3,061
Plan of distribution fee (Class B shares)........................................       264,437      280,597
Plan of distribution fee (Class C shares)........................................        22,906       16,426
Shareholder reports and notices..................................................        37,040       46,463
Transfer agent fees and expenses.................................................        46,507       31,032
Professional fees................................................................        27,150       27,150
Custodian fees...................................................................        11,573       11,539
Organizational expenses..........................................................         5,007        5,007
Registration fees................................................................        38,727        2,969
Other............................................................................         8,471        8,207
                                                                                    -----------   ----------

     TOTAL EXPENSES..............................................................       468,366      432,451

Less: amounts waived/reimbursed..................................................      (174,475)    (132,367)
                                                                                    -----------   ----------

     NET EXPENSES................................................................       293,891      300,084
                                                                                    -----------   ----------

     NET INVESTMENT INCOME (LOSS)................................................      (115,608)     811,978
                                                                                    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments..........................................    (2,145,621)   1,494,456
Capital gain distributions received..............................................     1,087,329      473,450
                                                                                    -----------   ----------

     NET REALIZED GAIN (LOSS)....................................................    (1,058,292)   1,967,906

Net change in unrealized appreciation............................................    (5,520,627)   2,612,027
                                                                                    -----------   ----------

     NET GAIN (LOSS).............................................................    (6,578,919)   4,579,933
                                                                                    -----------   ----------

NET INCREASE (DECREASE)..........................................................   $(6,694,527)  $5,391,911
                                                                                    ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                          INTERNATIONAL                              DOMESTIC
                              --------------------------------------  --------------------------------------
                                 FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                    ENDED               ENDED               ENDED               ENDED
                              SEPTEMBER 30, 2000  SEPTEMBER 30, 1999  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)....................     $  (115,608)        $    18,007         $   811,978         $   945,796
Net realized gain (loss)....      (1,058,292)            996,778           1,967,906           2,757,235
Net change in unrealized
 appreciation/depreciation..      (5,520,627)            730,380           2,612,027           2,572,316
                                 -----------         -----------         -----------         -----------

     NET INCREASE
     (DECREASE).............      (6,694,527)          1,745,165           5,391,911           6,275,347
                                 -----------         -----------         -----------         -----------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........          (3,349)           --                   (28,024)            (47,405)
    Class B shares..........          (6,945)           --                  (455,908)           (697,012)
    Class C shares..........          (1,794)           --                   (30,653)            (45,091)
    Class D shares..........          (5,919)           --                      (417)               (493)
Net realized gain
    Class A shares..........         (88,353)           --                  (106,057)            (27,008)
    Class B shares..........        (722,204)           --                (2,514,503)           (499,329)
    Class C shares..........         (53,378)           --                  (134,131)            (32,843)
    Class D shares..........        (102,450)           --                    (1,443)               (259)
                                 -----------         -----------         -----------         -----------

     TOTAL DIVIDENDS AND
     DISTRIBUTIONS..........        (984,392)           --                (3,271,136)         (1,349,440)
                                 -----------         -----------         -----------         -----------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.......      93,937,521           2,996,421           1,853,886          (3,853,481)
                                 -----------         -----------         -----------         -----------

     NET INCREASE...........      86,258,602           4,741,586           3,974,661           1,072,426

NET ASSETS:
Beginning of period.........       8,695,184           3,953,598          28,483,645          27,411,219
                                 -----------         -----------         -----------         -----------

     END OF PERIOD..........     $94,953,786         $ 8,695,184         $32,458,306         $28,483,645
                                 ===========         ===========         ===========         ===========

UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS).............     $  --               $    18,007         $   708,139         $   411,163
                                 ===========         ===========         ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), International and Domestic, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $28,488 ($14,244 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until December 31, 2001. At September 30, 2000, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts totaled $2,313,477 and $3,177,169, respectively, at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

the year ended September 30, 2000, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, and 0.24% and 1.0%, respectively.

The Distributor has informed International and Domestic that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares -- $38,235 and $106,602, respectively; and Class C shares -- $1,101 and $1,356, respectively; and received $29,002 and $2,724, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $135,401,166 and $38,777,046, respectively, for International and $129,583,982 and $124,304,094, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of September 30, 2000 International and Domestic had temporary book/tax differences attributable to capital loss deferrals on wash sales and International had permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $115,608.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:

                                                         INTERNATIONAL                                DOMESTIC
                                     ------------------------------------------------------  ---------------------------
                                            FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                                                ENDED                       ENDED                       ENDED
                                         SEPTEMBER 30, 2000          SEPTEMBER 30, 1999          SEPTEMBER 30, 2000
                                     ---------------------------  -------------------------  ---------------------------
                                       SHARES         AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT
                                     -----------  --------------  -----------  ------------  -----------  --------------
CLASS A
Sold...............................   3,095,873   $  41,748,112      550,112   $ 6,239,334       42,018   $     489,776
Reinvestment of dividends and
 distributions.....................       6,664          91,630       --           --            10,569         120,168
Redeemed...........................  (2,919,531)    (39,511,352)    (531,386)   (6,100,329)     (26,968)       (310,994)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class A...........................     183,006       2,328,390       18,726       139,005       25,619         298,950
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS B
Sold...............................   4,382,892      59,248,295      500,948     5,944,141      648,235       7,552,780
Reinvestment of dividends and
 distributions.....................      49,809         675,406       --           --           218,230       2,476,913
Redeemed...........................  (1,418,103)    (19,045,315)    (333,419)   (3,893,728)    (775,429)     (8,965,556)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class B...........................   3,014,598      40,878,386      167,529     2,050,413       91,036       1,064,137
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS C
Sold...............................     447,797       6,019,444       33,776       404,327       75,312         873,909
Reinvestment of dividends and
 distributions.....................       3,771          51,282       --           --            13,457         152,870
Redeemed...........................    (143,358)     (1,897,302)     (10,432)     (120,636)     (48,211)       (555,144)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class C...........................     308,210       4,173,424       23,344       283,691       40,558         471,635
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS D
Sold...............................   3,480,368      47,574,594       44,401       542,528        1,528          17,304
Reinvestment of dividends and
 distributions.....................       5,418          74,762       --           --               164           1,860
Redeemed...........................     (81,491)     (1,092,035)      (1,503)      (19,216)      --            --
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class D.............   3,404,295      46,557,321       42,898       523,312        1,692          19,164
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) in Fund....   6,910,109   $  93,937,521      252,497   $ 2,996,421      158,905   $   1,853,886
                                     ==========   =============   ==========   ===========   ==========   =============

                                             DOMESTIC
                                     -------------------------
                                           FOR THE YEAR
                                               ENDED
                                        SEPTEMBER 30, 1999
                                     -------------------------
                                       SHARES        AMOUNT
                                     -----------  ------------
CLASS A
Sold...............................      14,034   $   155,913
Reinvestment of dividends and
 distributions.....................       6,260        67,433
Redeemed...........................     (64,979)     (708,891)
                                     ----------   -----------
Net increase (decrease) -
 Class A...........................     (44,685)     (485,545)
                                     ----------   -----------
CLASS B
Sold...............................     398,969     4,424,123
Reinvestment of dividends and
 distributions.....................      94,800     1,020,047
Redeemed...........................    (742,013)   (8,165,648)
                                     ----------   -----------
Net increase (decrease) -
 Class B...........................    (248,244)   (2,721,478)
                                     ----------   -----------
CLASS C
Sold...............................      22,129       249,660
Reinvestment of dividends and
 distributions.....................       6,918        74,495
Redeemed...........................     (86,673)     (971,366)
                                     ----------   -----------
Net increase (decrease) -
 Class C...........................     (57,626)     (647,211)
                                     ----------   -----------
CLASS D
Sold...............................      --           --
Reinvestment of dividends and
 distributions.....................          70           753
Redeemed...........................      --           --
                                     ----------   -----------
Net increase - Class D.............          70           753
                                     ----------   -----------
Net increase (decrease) in Fund....    (350,485)  $(3,853,481)
                                     ==========   ===========

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                           NET ASSET      NET                                                                   TOTAL
                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING     INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                        $10.00      $0.05         $(0.88)       $(0.83)    $    (0.09)      --          $    (0.09)
1999                           9.08       0.10           3.56          3.66        --            --             --
2000                          12.74       0.03           0.85          0.88          (0.04)   $    (0.99)         (1.03)
CLASS B
1998*                         10.00       0.03          (0.91)        (0.88)         (0.09)      --               (0.09)
1999                           9.03       0.02           3.51          3.53        --            --             --
2000                          12.56      (0.08)          0.86          0.78          (0.01)        (0.99)         (1.00)
CLASS C
1998*                         10.00       0.04          (0.92)        (0.88)         (0.09)      --               (0.09)
1999                           9.03       0.07           3.51          3.58        --            --             --
2000                          12.61      (0.08)          0.86          0.78          (0.03)        (0.99)         (1.02)
CLASS D
1998*                         10.00       0.14          (0.96)        (0.82)         (0.09)      --               (0.09)
1999                           9.09       0.23           3.46          3.69        --            --             --
2000                          12.78       0.04           0.89          0.93          (0.06)        (0.99)         (1.05)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                          RATIOS TO AVERAGE NET ASSETS
                                                                      (AFTER EXPENSES WERE ASSUMED) (3)(4)
                                                                      ------------------------------------
                             NET ASSET                 NET ASSETS                                 NET
                               VALUE                     END OF                               INVESTMENT
                              END OF        TOTAL        PERIOD                                 INCOME
                              PERIOD       RETURN+       (000'S)            EXPENSES            (LOSS)
----------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                       $     9.08       (8.36)%(1)  $      596                0.25%(2)       1.01%(2)
1999                             12.74       40.31          1,074                  0.24           0.91
2000                             12.59        6.19          3,366                  0.24           0.12
CLASS B
1998*                             9.03       (8.87)(1)       3,241                 0.94(2)        0.32(2)
1999                             12.56       39.09          6,615                  1.00           0.15
2000                             12.34        5.48         43,697                  1.00          (0.64)
CLASS C
1998*                             9.03       (8.87)(1)         105                 0.92(2)        0.34(2)
1999                             12.61       39.65            442                  0.77           0.38
2000                             12.37        5.46          4,246                  1.00          (0.64)
CLASS D
1998*                             9.09       (8.26)(1)          11           --                   1.26(2)
1999                             12.78       40.59            564            --                   1.15
2000                             12.66        6.56         43,645            --                   0.36

                                RATIOS TO AVERAGE NET ASSETS
                           (BEFORE EXPENSES WERE ASSUMED) (3)(4)
                           --------------------------------------
                                                        NET
                                                     INVESTMENT        PORTFOLIO
                                                       INCOME           TURNOVER
                               EXPENSES                (LOSS)             RATE
-------------------------  ------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                            6.16%(2)                (4.90)%(2)        135%(1)
1999                             1.34                    (0.19)            154
2000                             0.60                    (0.24)             85
CLASS B
1998*                            6.91(2)                 (5.65)(2)         135(1)
1999                             2.10                    (0.95)            154
2000                             1.36                    (1.00)             85
CLASS C
1998*                            6.91(2)                 (5.65)(2)         135(1)
1999                             1.87                    (0.72)            154
2000                             1.36                    (1.00)             85
CLASS D
1998*                            5.91(2)                 (4.65)(2)         135(1)
1999                             1.10                     0.05             154
2000                             0.36                     0.00              85

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET                                                                            TOTAL
                             VALUE        NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     INCOME      GAIN(LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC ++
CLASS A
1998*                        $10.00      $0.21         $(0.44)       $(0.23)    $    (0.05)      --          $    (0.05)
1999                           9.72       0.46           1.93          2.39          (0.36)   $    (0.21)         (0.57)
2000                          11.54       0.38           1.83          2.21          (0.29)        (1.09)         (1.38)
CLASS B
1998*                         10.00       0.14          (0.42)        (0.28)         (0.05)      --               (0.05)
1999                           9.67       0.35           1.94          2.29          (0.29)        (0.21)         (0.50)
2000                          11.46       0.30           1.81          2.11          (0.20)        (1.09)         (1.29)
CLASS C
1998*                         10.00       0.13          (0.41)        (0.28)         (0.05)      --               (0.05)
1999                           9.67       0.40           1.94          2.34          (0.28)        (0.21)         (0.49)
2000                          11.52       0.31           1.80          2.11          (0.25)        (1.09)         (1.34)
CLASS D
1998*                         10.00       0.22          (0.43)        (0.21)         (0.05)      --               (0.05)
1999                           9.74       0.46           1.96          2.42          (0.39)        (0.21)         (0.60)
2000                          11.56       0.48           1.75          2.23          (0.31)        (1.09)         (1.40)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      RATIOS TO AVERAGE NET ASSETS (AFTER
                                                                         EXPENSES WERE ASSUMED) (3)(4)
                             NET ASSET                 NET ASSETS     ------------------------------------
                               VALUE                     END OF                                   NET
                              END OF        TOTAL        PERIOD                               INVESTMENT
                              PERIOD       RETURN+       (000'S)            EXPENSES            INCOME
----------------------------------------------------------------------------------------------------------
DOMESTIC ++
CLASS A
1998*                       $     9.72       (2.33)%(1)  $    1,359               0.22%(2)        2.21%(2)
1999                             11.54       25.00          1,097                 0.23            3.92
2000                             12.37       20.16          1,493                 0.24            3.35
CLASS B
1998*                             9.67       (2.83)(1)      24,338                0.92(2)         1.51(2)
1999                             11.46       23.96         26,007                 1.00            3.15
2000                             12.28       19.29         28,974                 1.00            2.59
CLASS C
1998*                             9.67       (2.83)(1)       1,702                0.92(2)         1.51(2)
1999                             11.52       24.55          1,364                 0.54            3.61
2000                             12.29       19.23          1,954                 1.00            2.59
CLASS D
1998*                             9.74       (2.13)(1)          12           --                   2.43(2)
1999                             11.56       25.28             15            --                   4.15
2000                             12.39       20.39             37            --                   3.59

                           RATIOS TO AVERAGE NET ASSETS (BEFORE
                              EXPENSES WERE ASSUMED) (3)(4)
                           ------------------------------------
                                                       NET           PORTFOLIO
                                                   INVESTMENT         TURNOVER
                               EXPENSES              INCOME             RATE
-------------------------  ----------------------------------------------------
DOMESTIC ++
CLASS A
1998*                            1.15%(2)               1.28%(2)         227%(1)
1999                             0.67                   3.48             295
2000                             0.67                   2.92             434
CLASS B
1998*                            1.90(2)                0.53(2)          227(1)
1999                             1.44                   2.71             295
2000                             1.43                   2.16             434
CLASS C
1998*                            1.90(2)                0.53(2)          227(1)
1999                             0.98                   3.17             295
2000                             1.43                   2.16             434
CLASS D
1998*                            0.90(2)                1.53(2)          227(1)
1999                             0.44                   3.71             295
2000                             0.43                   3.16             434

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER FUND OF FUNDS:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Dean Witter Fund of Funds (the "Fund"), comprising, respectively, the International Portfolio and the Domestic Portfolio (the "Portfolios"), including the portfolios of investments, as of September 30, 2000, and the related statements of operations and of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Dean Witter Fund of Funds as of September 30, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 9, 2000

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 2000, Morgan Stanley Dean Witter Fund of Funds (the "Fund") paid the following per share amounts from long- term capital gains: $0.34 to Domestic Portfolio shareholders and $0.19 to International Portfolio shareholders. For such period, 3.54% of the income dividends paid to Domestic Portfolio shareholders qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended September 30, 2000, the following percentages were attributable to qualifying Federal obligations: 2.49% for Domestic Portfolio shareholders and 3.85% for International Portfolio shareholders. Please consult your tax advisor to determine if any portion of the dividends received is exempt from state income tax.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER FUND OF FUNDS



In our opinion, the statements of changes in net assets and the financial highlights of the International Portfolio and the Domestic Portfolio (constituting Morgan Stanley Dean Witter Fund of Funds, hereafter referred to as the "Fund") (not presented separately herein) present fairly, in all material respects, the changes in their net assets and the financial highlights for the year ended September 30, 1999 and for the period November 25, 1997 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to September 30, 1999.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
NOVEMBER 8, 1999

                    MORGAN STANLEY DEAN WITTER FUND OF FUNDS
                            PART C OTHER INFORMATION

ITEM 23.  EXHIBITS
--------  ----------------------------------------------------------------------
1 (a). Declaration of Trust of the Registrant, dated July 3, 1997, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on July 3, 1997.

1 (b). Amendment to the Declaration of Trust of the Registrant, dated July 3, 1997, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on November 30, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on September 28, 1999.

3.        Not applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on November 30, 1998.

5 (a). Amended Distribution Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on November 30, 1998.

5 (b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc., is incorporated by reference to Exhibit 6(b) of the Initial Registration Statement on Form N-1A, filed on July 3, 1997.

5 (c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on November 30, 1998.

6.        Not Applicable

7. Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on September 17, 1997.

8 (a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated September 1, 2000, filed herein.

8 (b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on November 30, 1998.

9 (a). Opinion of Barry Fink, Esq., dated September 17, 1997, is incorporated by reference to Exhibit 10(a) of Pre-Effective Amendment No.1 to the Registration Statement on Form N-1A, filed on September 17, 1997.

9 (b). Opinion of Lane Altman & Owens LLP, Massachusetts Counsel, dated September 15, 1997, is incorporated by reference to Exhibit 10(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on September 17, 1997.

10 (a).   Consent of Independent Auditors, filed herein.

10 (b).   Consent of PricewaterhouseCoopers LLP, filed herein.

11.       Not applicable.

12.       Not applicable.

13. Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated July 28, 1997, is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on September 17, 1997.

14. Amended Multi-Class Plan pursuant to Rule 18f-3, dated August 15, 2000, filed herein.

15.       Not applicable.

6 (a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16 (b).   Code of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

Other. Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on September 17, 1997, and in the case of Wayne E. Hedien, is incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 5, 1998. The Power of Attorney of James F. Higgins is filed herein.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None

Item 25.  INDEMNIFICATION.

          Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

          The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities
(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)     Morgan Stanley Dean Witter Prime Income Trust
(22)     Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)     Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)     Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities
(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
           PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.

(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Real Estate Fund
(51)     Morgan Stanley Dean Witter S&P 500 Index Fund
(52)     Morgan Stanley Dean Witter S&P 500 Select Fund
(53)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)     Morgan Stanley Dean Witter Short-Term Bond Fund
(56)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)     Morgan Stanley Dean Witter Small Cap Growth Fund
(58)     Morgan Stanley Dean Witter Special Value Fund
(59)     Morgan Stanley Dean Witter Strategist Fund
(60)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)     Morgan Stanley Dean Witter Technology Fund
(64)     Morgan Stanley Dean Witter Total Market Index Fund
(65)     Morgan Stanley Dean Witter Total Return Trust
(66)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)     Morgan Stanley Dean Witter Utilities Fund
(69)     Morgan Stanley Dean Witter Value-Added Market Series
(70)     Morgan Stanley Dean Witter Value Fund
(71)     Morgan Stanley Dean Witter Variable Investment Series
(72)     Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter  Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds; Executive Vice President and Director
                                    of Dean Witter Reynolds Inc. ("DWR"); Director of various
                                    MSDW subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President, Secretary and
                                    General Counsel of the Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Director of MSDW Trust; Vice President of the Morgan
Executive Vice President            Stanley Dean Witter Funds.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior                              Vice President Distributors and MSDW Trust and
                                    Director of MSDW Trust; Vice President of the Morgan Stanley
                                    Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.

Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary  of MSDW Distributors and the Morgan Stanley Dean
                                    Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Christie Carr-Waldron
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust.

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust.

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Frank Smith
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------------------
Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

          The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund

(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities
(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
           PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.
(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Prime Income Trust
(51)     Morgan Stanley Dean Witter Real Estate Fund
(52)     Morgan Stanley Dean Witter S&P 500 Index Fund
(53)     Morgan Stanley Dean Witter S&P 500 Select Fund
(54)     Morgan Stanley Dean Witter Short-Term Bond Fund
(55)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)     Morgan Stanley Dean Witter Small Cap Growth Fund
(57)     Morgan Stanley Dean Witter Special Value Fund
(58)     Morgan Stanley Dean Witter Strategist Fund
(59)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust

(60)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)     Morgan Stanley Dean Witter Technology Fund
(63)     Morgan Stanley Dean Witter Total Market Index Fund
(64)     Morgan Stanley Dean Witter Total Return Trust
(65)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)     Morgan Stanley Dean Witter Utilities Fund
(68)     Morgan Stanley Dean Witter Value-Added Market Series
(69)     Morgan Stanley Dean Witter Value Fund
(70)     Morgan Stanley Dean Witter Variable Investment Series
(71)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                       Positions and Office With Msdw Distributors
----                       -------------------------------------------
James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

          Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of November, 2000.

                                        MORGAN STANLEY DEAN WITTER FUND OF FUNDS

                                        By: /s/ Barry Fink
                                           ---------------------------------
                                                Barry Fink
                                                Vice President and Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                         Title                                     Date
        ----------                         -----                                     -----
(1) Principal Executive Officer            Chairman, Chief Executive Officer
                                           and Trustee

By:/s/  Charles A. Fiumefreddo                                                       11/30/00
   ---------------------------------
           Charles A. Fiumefreddo

(2) Principal Financial Officer            Treasurer and Principal
                                           Accounting Officer

By: /s/  Thomas F. Caloia                                                            11/30/00
   ---------------------------------
         Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/   Barry Fink                                                                 11/30/00
   ---------------------------------
          Barry Fink
          Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/   David M. Butowsky                                                          11/30/00
   ---------------------------------
          David M. Butowsky
          Attorney-in-Fact

                    MORGAN STANLEY DEAN WITTER FUND OF FUNDS

                            PART C OTHER INFORMATION


8 (a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB

10 (a).   Consent of Independent Auditors

10 (b).   Consent of PricewaterhouseCoopers LLP

14.       Amended Multi-Class Plan pursuant to Rule 18f-3

16 (a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16 (b).   Code of Ethics of the Morgan Stanley Dean Witter Funds

Other     Power of Attorney of James F. Higgins